                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-6332

                           Rochester Portfolio Series
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                      Date of reporting period: 09/30/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
Municipal Bonds and Notes--101.6%
New York--74.8%
$       20,000  Albany County, NY Airport Authority(1)   5.125%   12/15/2019    12/15/2012(A) $         20,399
        50,000  Albany County, NY Airport Authority(1)   5.250    12/15/2026    12/15/2012(A)           51,011
     2,100,000  Albany County, NY IDA (Albany College
                of Pharmacy)(1)                          5.250    12/01/2019    12/01/2014(A)        2,169,615
       110,000  Albany, NY Hsg. Authority(1)             6.250    10/01/2012(2) 10/01/2010(A)          110,479
       160,000  Albany, NY Hsg. Authority (Lark Drive)   5.200    12/01/2013    01/05/2012(B)          162,242
       260,000  Albany, NY Hsg. Authority (Lark Drive)   5.400    12/01/2018    12/01/2012(A)          263,169
     1,365,000  Albany, NY IDA (Brighter Choice
                Charter School for Girls)(1)             4.500    04/01/2018    04/11/2017(C)        1,354,708
     1,370,000  Albany, NY IDA (Brighter Choice
                Charter School for Girls)(1)             4.550    04/01/2015    01/01/2014(C)        1,404,743
     1,875,000  Albany, NY IDA (Charitable Leadership)   5.500    07/01/2011    07/01/2011           1,867,200
     8,810,000  Albany, NY IDA (Charitable Leadership)   6.000    07/01/2019    04/20/2016(C)        7,806,012
     2,660,000  Albany, NY IDA (Daughters of Sarah
                Nursing Home)(1)                         5.250    10/20/2021    04/20/2014(A)        2,807,630
        25,000  Albany, NY IDA (Daughters of Sarah
                Nursing Home)(1)                         5.375    10/20/2030    04/20/2012(A)           26,152
     1,065,000  Albany, NY IDA (H. Johnson Office
                Park)(1)                                 5.750    03/01/2018    07/16/2014(C)        1,017,416
     1,845,000  Albany, NY IDA (Hampton Plaza)(1)        6.250    03/15/2018    03/15/2011(A)        1,891,845
     3,000,000  Albany, NY IDA (St. Peter's
                Hospital)(1)                             5.750    11/15/2022    11/15/2017(A)        3,206,070
       100,000  Albany, NY Municipal Water Finance
                Authority(1)                             5.000    12/01/2011    12/01/2010(A)          100,306
     1,985,000  Albany, NY Municipal Water Finance
                Authority                                5.250    12/01/2017    12/01/2010(A)        1,991,471
     1,335,000  Albany, NY Municipal Water Finance
                Authority(1)                             5.250    12/01/2018    12/01/2010(A)        1,339,045
       200,000  Albany, NY Municipal Water Finance
                Authority(1)                             5.250    12/01/2019    12/01/2010(A)          200,606
     2,915,000  Albany, NY Municipal Water Finance
                Authority(1)                             5.250    12/01/2020    12/01/2010(A)        2,923,832
       440,000  Albany, NY Municipal Water Finance
                Authority(1)                             5.250    12/01/2021    12/01/2010(A)          441,333
     3,235,000  Albany, NY Municipal Water Finance
                Authority(1)                             5.250    12/01/2022    12/01/2010(A)        3,244,802
     2,590,000  Albany, NY Municipal Water Finance
                Authority(1)                             5.250    12/01/2023    12/01/2010(A)        2,597,848
     2,010,000  Albany, NY Parking Authority(1)          5.625    07/15/2020(2) 07/15/2012(A)        2,059,366
       445,000  Albany, NY Parking Authority(1)          5.625    07/15/2025(2) 07/15/2012(A)          453,829


                    1 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$    4,380,000  Allegany County, NY IDA (Houghton
                College)(1)                              5.250%   01/15/2018    01/15/2011(A) $      4,386,482
     5,730,000  Allegany County, NY IDA (Houghton
                College)(1)                              5.250    01/15/2024    01/15/2011(A)        5,734,412
       685,000  Amherst, NY IDA (Beechwood Health
                Care Center)(1)                          4.875    01/01/2013    01/21/2011(C)          700,392
       490,000  Amherst, NY IDA (Faculty-Student
                Assoc. of SUNY at Buffalo)(1)            5.750    04/01/2016    04/01/2012(A)          507,919
       720,000  Amherst, NY IDA (Faculty-Student
                Assoc. of SUNY at Buffalo)(1)            5.750    04/01/2017(2) 04/01/2012(A)          743,141
       100,000  Amherst, NY IDA (UBF Faculty-Student
                Hsg. Corp.)(1)                           5.125    08/01/2020    08/01/2020             102,835
        40,000  Amherst, NY IDA (UBF Faculty-Student
                Hsg. Corp.)(1)                           5.500    08/01/2015    08/01/2012(A)           40,943
       810,000  Bethlehem, NY Water System(1)            5.250    03/01/2018    03/01/2013(A)          844,919
       905,000  Bethlehem, NY Water System(1)            5.375    03/01/2020    03/01/2013(A)          937,137
       500,000  Bethlehem, NY Water System(1)            5.500    03/01/2022    03/01/2013(A)          515,370
       355,000  Brookhaven, NY IDA (Alternatives for
                Children)                                7.000    02/01/2013    03/22/2011(C)          363,399
       615,000  Brookhaven, NY IDA (Dowling
                College)(1)                              6.500    11/01/2012    11/01/2012             638,825
       795,000  Brookhaven, NY IDA (Enecon Corp.)(1)     5.800    11/01/2018    10/15/2014(C)          707,280
     2,325,000  Brooklyn, NY Local Devel. Corp.
                (Barclays Center Arena)(1)               5.750    07/15/2017    07/15/2017           2,580,797
     1,400,000  Brooklyn, NY Local Devel. Corp.
                (Barclays Center Arena)(1)               5.750    07/15/2018    07/15/2018           1,553,244
     1,355,000  Brooklyn, NY Local Devel. Corp.
                (Barclays Center Arena)(1)               5.750    07/15/2019    07/15/2019           1,502,709
     1,500,000  Brooklyn, NY Local Devel. Corp.
                (Barclays Center Arena)(1)               5.750    07/15/2020    07/15/2020           1,656,585
       670,000  Broome County, NY COP(1)                 5.250    04/01/2022(2) 10/01/2010(A)          672,265
        10,000  Broome County, NY GO(1)                  5.400    04/15/2011    10/01/2010(A)           10,260
       730,000  Bushnell Basin, NY Fire Assoc.
                (Volunteer Fire Dept.)(1)                5.250    11/01/2015    12/14/2013(C)          707,224
       110,000  Cattaraugus County, NY IDA (Olean
                General Hospital)(1)                     5.000    08/01/2013    02/01/2011(A)          110,369
     4,615,000  Cattaraugus County, NY IDA (Olean
                General Hospital)(1)                     5.250    08/01/2023    02/01/2011(A)        4,620,077
        50,000  Cattaraugus County, NY IDA (St.
                Bonaventure University)(1)               5.000    09/15/2013    03/15/2011(A)           50,072
       500,000  Cattaraugus County, NY IDA (St.
                Bonaventure University)(1)               5.000    05/01/2023    05/01/2016(A)          503,365
     3,790,000  Cayuga County, NY COP (Auburn
                Memorial Hospital)(1)                    6.000    01/01/2021    01/01/2011(A)        3,792,539
       515,000  Chautauqua County, NY Tobacco Asset
                Securitization Corp.(1)                  6.000    07/01/2012    01/01/2011(A)          518,044


                    2 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$    1,075,000  Chautauqua County, NY Tobacco Asset
                Securitization Corp.(1)                  6.250%   07/01/2016    01/01/2011(A) $      1,080,719
     3,795,000  Chautauqua County, NY Tobacco Asset
                Securitization Corp.(1)                  6.500    07/01/2024    07/01/2012(A)        3,828,168
    18,160,000  Chautauqua County, NY Tobacco Asset
                Securitization Corp.(1)                  6.750    07/01/2040    07/01/2012(A)       18,213,754
     2,375,000  Clarence, NY IDA (Bristol Village)(1)    6.000    01/20/2044    01/20/2015(A)        2,487,670
     4,475,000  Cortland County, NY IDA (Cortland
                Memorial Hospital)(1)                    5.625    07/01/2024(2) 07/01/2013(A)        4,553,760
        10,000  Deerfield, NY GO                         5.250    06/15/2011    06/15/2011              10,215
        10,000  Deerfield, NY GO                         5.250    06/15/2012    06/15/2012              10,500
        10,000  Deerfield, NY GO                         5.250    06/15/2013    06/15/2013              10,724
        10,000  Deerfield, NY GO                         5.500    06/15/2014    06/15/2014              10,961
        10,000  Deerfield, NY GO                         5.500    06/15/2015    06/15/2015              11,057
        10,000  Deerfield, NY GO                         5.500    06/15/2016    06/15/2016              11,121
        10,000  Deerfield, NY GO                         5.500    06/15/2017    06/15/2016(A)           10,981
        10,000  Deerfield, NY GO                         5.500    06/15/2018    06/15/2016(A)           10,855
        15,000  Deerfield, NY GO                         5.500    06/15/2019    06/15/2016(A)           16,046
        15,000  Deerfield, NY GO                         5.500    06/15/2020    06/15/2016(A)           15,933
     5,205,000  Dutchess County, NY IDA (Marist
                College)(1)                              5.150    07/01/2017    07/01/2013(A)        5,486,955
     2,500,000  East Rochester, NY Hsg. Authority
                (St. John's Health Care)(1)              5.000    04/20/2027    10/20/2020(A)        2,724,725
     3,960,000  East Rochester, NY Hsg. Authority
                (St. John's Meadows)(1)                  5.950    08/01/2027    02/01/2011(A)        3,963,287
     3,155,000  East Rochester, NY Hsg. Authority
                (Woodland Village)(1)                    5.150    08/01/2016    05/02/2013(C)        3,143,768
       195,000  East Syracuse, NY Hsg. Authority
                (Bennett Manor Associates)(1)            6.700    04/01/2021    10/01/2010(A)          199,302
    58,670,000  Erie County, NY IDA (Buffalo City
                School District)(1)                      5.625    05/01/2028    05/01/2014(A)       62,570,382
    20,000,000  Erie County, NY IDA (Buffalo City
                School District)(1)                      5.750    05/01/2024    11/01/2010(A)       20,086,200
     1,300,000  Erie County, NY IDA (Buffalo City
                School District)(1)                      5.750    05/01/2025    05/01/2014(A)        1,431,261
     6,500,000  Erie County, NY IDA (Buffalo City
                School District)(1)                      5.750    05/01/2026    05/01/2014(A)        7,070,960
       850,000  Erie County, NY IDA (Medaille
                College)(1)                              6.875    10/01/2013    03/17/2011(C)          899,020
       105,000  Erie County, NY IDA (Medaille College)   7.250    11/01/2010    11/01/2010             105,162
       385,000  Erie County, NY Public Improvement
                District(1)                              5.250    03/15/2020    03/15/2013(A)          414,714
    29,615,000  Erie County, NY Tobacco Asset
                Securitization Corp.(1)                  5.000    06/01/2031    03/22/2017(C)       24,308,880
     9,750,000  Erie County, NY Tobacco Asset
                Securitization Corp.(1)                  5.000    06/01/2038    08/15/2020(C)        7,664,475


                    3 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$      250,000  Essex County, NY IDA (International
                Paper Company)(1)                        6.450%   11/15/2023    11/15/2011(A) $        252,780
       690,000  Essex County, NY IDA (North Country
                Community College Foundation)(1)         4.600    06/01/2015    12/25/2013(C)          753,404
    10,426,775  Fishkill, NY GO BANs                     6.750    11/04/2010    11/04/2010          10,448,567
       540,000  Franklin County, NY IDA (North
                Country Community College
                Foundation)(1)                           4.600    06/01/2015    12/24/2013(C)          589,621
        50,000  Gloversville, NY GO(1)                   5.800    03/15/2015    03/15/2011(A)           51,139
       465,000  Hamilton County, NY IDA (Adirondack
                Historical Assoc.)(1)                    5.250    11/01/2018    11/01/2010(A)          465,665
        75,000  Hempstead Village, NY GO(1)              5.000    09/15/2017    09/15/2016(A)           83,413
       500,000  Hempstead Village, NY GO(1)              5.000    07/01/2018    07/01/2014(A)          532,475
        75,000  Hempstead Village, NY GO(1)              5.000    09/15/2018    09/15/2016(A)           82,368
     1,195,000  Hempstead Village, NY GO(1)              5.000    07/01/2019    07/01/2014(A)        1,262,852
        75,000  Hempstead Village, NY GO(1)              5.000    09/15/2019    09/15/2016(A)           81,439
        75,000  Hempstead Village, NY GO(1)              5.000    09/15/2020    09/15/2016(A)           80,931
        75,000  Hempstead Village, NY GO(1)              5.000    09/15/2021    09/15/2016(A)           80,182
        75,000  Hempstead Village, NY GO(1)              5.000    09/15/2022    09/15/2016(A)           79,581
        75,000  Hempstead Village, NY GO(1)              5.000    09/15/2023    09/15/2016(A)           79,335
     1,700,000  Hempstead, NY IDA (Adelphi
                University)(1)                           5.750    06/01/2022(2) 06/01/2012(A)        1,763,937
     2,485,000  Hempstead, NY IDA (Lynbrook
                Facilities)(1)                           6.000    11/01/2017    08/10/2013(C)        2,266,072
       175,000  Hempstead, NY IDA (Peninsula
                Counseling Center)                       5.500    11/01/2010    11/01/2010             175,007
       620,000  Hempstead, NY IDA (Peninsula
                Counseling Center)(1)                    5.750    11/01/2018    09/03/2015(C)          589,713
        60,000  Herkimer County, NY GO(1)                5.000    09/15/2012    10/01/2010(A)           64,102
        40,000  Herkimer County, NY GO(1)                5.000    09/15/2012    03/15/2011(A)           40,794
       130,000  Herkimer County, NY IDA (Herkimer
                County College Foundation)(1)            5.850    11/01/2010    11/01/2010             130,238
       480,000  Herkimer, NY Hsg. Authority              7.150    03/01/2011    03/01/2011             482,227
        30,000  Highland Falls, NY Sewer System(1)       5.100    12/01/2011    12/01/2010(A)           30,227
        20,000  Hudson Falls, NY Central School
                District                                 4.750    06/15/2019    06/15/2019              21,634
     2,695,000  Islip, NY IDA (United Cerebral Palsy
                Assoc.)(1)                               5.500    12/01/2016    01/17/2013(C)        2,578,495
       315,000  Islip, NY IDA (United Cerebral Palsy
                Assoc.)                                  5.500    12/01/2016    01/17/2013(C)          301,383
     2,990,000  Islip, NY Res Rec, Series E(1)           5.625    07/01/2017    07/01/2015(A)        3,294,322
     1,175,000  Islip, NY Res Rec, Series E(1)           5.750    07/01/2019    07/01/2015(A)        1,278,764
     1,100,000  Islip, NY Res Rec, Series E(1)           5.750    07/01/2020    07/01/2014(A)        1,189,056
     1,315,000  Islip, NY Res Rec, Series E(1)           5.750    07/01/2021    07/01/2014(A)        1,412,363
     1,000,000  Islip, NY Res Rec, Series E(1)           5.750    07/01/2023    07/01/2014(A)        1,063,220


                    4 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$      250,000  Jamestown, NY GO                         5.000%   08/01/2024    08/01/2014(A) $        262,315
       250,000  Jamestown, NY GO                         5.000    08/01/2025    08/01/2014(A)          261,823
    10,000,000  L.I., NY Power Authority, Series A(1)    5.000    12/01/2026    06/01/2016(A)       10,966,900
     2,210,000  Livingston County, NY IDA (Nicholas
                H. Noyes Memorial Hospital)(1)           5.875    07/01/2022    05/25/2019(C)        2,175,193
     1,010,000  Livingston County, NY IDA (Nicholas
                H. Noyes Memorial Hospital)(1)           6.000    07/01/2030    04/22/2027(C)          969,307
        70,000  Livonia, NY GO(1)                        5.000    06/15/2020    06/15/2017(A)           76,296
        75,000  Livonia, NY GO(1)                        5.000    06/15/2021    06/15/2017(A)           81,326
        80,000  Livonia, NY GO(1)                        5.000    06/15/2022    06/15/2017(A)           85,785
        85,000  Livonia, NY GO(1)                        5.000    06/15/2023    06/15/2017(A)           90,757
        90,000  Livonia, NY GO(1)                        5.000    06/15/2024    06/15/2017(A)           95,794
        75,000  Livonia, NY GO(1)                        5.000    06/15/2025    06/15/2017(A)           79,438
        35,000  Lyncourt, NY Fire District(1)            6.000    10/15/2016    11/01/2010(A)           35,642
       235,000  Madison County, NY IDA (Morrisville
                State College Foundation)(1)             5.000    06/01/2015    01/18/2013(C)          236,363
     2,065,000  Madison County, NY IDA (Morrisville
                State College Foundation)(1)             5.000    06/01/2022    06/01/2016(A)        2,150,636
     2,260,000  Madison County, NY IDA (Oneida
                Healthcare Center)(1)                    5.500    02/01/2016    02/01/2013(A)        2,291,640
        60,000  Monroe County, NY Airport Authority
                (Greater Rochester International)(1)     5.750    01/01/2012    01/01/2012              62,437
         5,000  Monroe County, NY GO(1)                  5.000    06/01/2017    12/01/2010(A)            5,009
       105,000  Monroe County, NY GO(1)                  5.350    03/01/2012    03/01/2011(A)          105,375
        25,000  Monroe County, NY GO(1)                  5.750    06/01/2015    12/01/2010(A)           25,072
       770,000  Monroe County, NY IDA (Canal Ponds)(1)   7.000    06/15/2013(2) 12/15/2010(A)          775,998
       580,000  Monroe County, NY IDA (Highland
                Hospital of Rochester)(1)                5.000    08/01/2012    08/01/2012             610,177
     1,375,000  Monroe County, NY IDA (Nazareth
                College of Rochester)(1)                 5.250    10/01/2021    10/01/2012(A)        1,411,506
       795,000  Monroe County, NY IDA (Southview
                Towers)(1)                               6.125    02/01/2020    02/01/2012(A)          804,373
        45,000  Monroe County, NY IDA (St. John
                Fisher College)                          5.200    06/01/2019    06/01/2013(A)           46,008
       245,000  Monroe County, NY IDA (Summit at
                Brighton)                                5.000    07/01/2016    10/26/2012(C)          219,148
     1,425,000  Monroe County, NY IDA (West End
                Business Center)(1)                      5.125    12/01/2014    05/29/2011(C)        1,307,395
        15,000  Monroe County, NY Water Authority        5.250    08/01/2011    02/15/2011(A)           15,058
       145,000  Monroe, NY Newpower Corp.(1)             4.500    01/01/2011    10/01/2010(C)          145,431
       155,000  Monroe, NY Newpower Corp.(1)             4.700    01/01/2012    10/01/2011(C)          157,043


                    5 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$      410,000  Monroe, NY Newpower Corp.(1)             4.800%   01/01/2013    10/01/2012(C) $        421,000
     7,800,000  Monroe, NY Newpower Corp.(1)             6.375    01/01/2024    07/01/2011(A)        7,854,288
       280,000  Mount Vernon, NY IDA (Kings Court)(1)    5.125    12/01/2023    12/01/2015(A)          289,290
       975,000  Mount Vernon, NY IDA (Macedonia
                Towers)(1)                               5.125    12/01/2023    12/01/2015(A)        1,001,510
     4,105,000  Mount Vernon, NY IDA (Section 8),
                Series A(1)                              5.250    12/01/2014(2) 12/01/2010(A)        4,186,731
        50,000  Municipal Assistance Corp. for Troy,
                NY(1)                                    5.000    01/15/2016    01/15/2011(A)           50,168
       335,000  Municipal Assistance Corp. for Troy,
                NY                                       5.200    01/15/2017    01/15/2011(A)          337,904
       300,000  Nassau County, NY IDA (ACDS)             5.950    11/01/2022    09/14/2016(C)          281,643
       520,000  Nassau County, NY IDA (ACDS)(1)          6.000    12/01/2019    04/02/2017(C)          502,507
       365,000  Nassau County, NY IDA (ALIA-ACDS)        7.000    10/01/2016    09/16/2013(B)          372,486
       185,000  Nassau County, NY IDA (ALIA-ACLD)        5.750    09/01/2011    09/01/2011             185,888
       540,000  Nassau County, NY IDA (ALIA-CMA)(1)      7.000    10/01/2016    09/07/2013(B)          551,075
       420,000  Nassau County, NY IDA (ALIA-CRR)(1)      7.000    10/01/2016    09/06/2013(B)          428,614
        90,000  Nassau County, NY IDA (ALIA-FREE)        7.000    10/01/2016    09/25/2013(B)           91,846
       380,000  Nassau County, NY IDA (ALIA-HKSB)(1)     7.000    10/01/2016    09/09/2013(B)          387,794
     1,900,000  Nassau County, NY IDA (CSMR)(1)          5.950    11/01/2022    09/14/2016(C)        1,783,739
     1,475,000  Nassau County, NY IDA (CSMR)(1)          6.000    12/01/2019    12/27/2016(C)        1,425,381
       200,000  Nassau County, NY IDA (Epilepsy
                Foundation of L.I.)                      5.950    11/01/2022    08/23/2016(C)          187,762
       625,000  Nassau County, NY IDA (Epilepsy
                Foundation of L.I.)(1)                   6.000    12/01/2019    11/17/2016(C)          608,381
       275,000  Nassau County, NY IDA (Hispanic
                Counseling Center)                       6.000    11/01/2017    08/21/2013(C)          267,663
       145,000  Nassau County, NY IDA (Hofstra
                University)(1)                           5.000    07/01/2023    07/01/2011(A)          145,421
    13,250,000  Nassau County, NY IDA
                (Keyspan-Glenwood Energy Center)(1)      5.250    06/01/2027    06/01/2013(A)       13,548,390
       220,000  Nassau County, NY IDA (Life's WORCA)     5.950    11/01/2022    09/04/2016(C)          206,538
       500,000  Nassau County, NY IDA (New York
                Institute of Technology)(1)              5.000    03/01/2021    03/01/2020(A)          537,930
       500,000  Nassau County, NY IDA (PLUS Group
                Home)(1)                                 6.150    11/01/2022    09/23/2016(C)          477,565
       105,000  Nassau County, NY IDA (United
                Veteran's Beacon House)                  6.000    11/01/2017    08/08/2013(C)          102,199
       430,000  Nassau County, NY IDA (WORCA)(1)         6.000    12/01/2019    12/23/2016(C)          415,457
       120,000  Nassau County, NY IDA, Series C          6.000    12/01/2019    12/22/2016(C)          115,942
    21,000,000  Nassau County, NY Tobacco Settlement
                Corp.(1)                                 5.250    06/01/2026    12/03/2017(C)       20,111,490


                    6 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$      165,000  Nassau, NY IDA (EBS North Hills LLC)     7.000%   11/01/2013    07/22/2011(B) $        181,053
       105,000  Nassau, NY IDA (EBS North Hills LLC)     7.000    11/01/2013    07/26/2011(B)          114,944
       110,000  Nassau, NY IDA (EBS North Hills LLC)     7.000    11/01/2013    06/24/2011(B)          120,572
       110,000  Nassau, NY IDA (EBS North Hills LLC)     7.000    11/01/2013    06/24/2011(B)          120,572
     6,075,000  New Rochelle, NY IDA (College of New
                Rochelle)(1)                             5.500    07/01/2019    07/01/2011(A)        6,156,405
     1,085,000  Newburgh, NY IDA (Bourne & Kenney
                Redevel. Company)(1)                     5.650    08/01/2020(2) 02/01/2011(A)        1,087,463
     2,535,000  Newburgh, NY IDA (Bourne & Kenney
                Redevel. Company)(1)                     5.750    02/01/2032    02/01/2011(A)        2,536,851
       150,000  Niagara County, NY IDA (American
                Ref-Fuel Company)(1)                     5.550    11/15/2024    11/15/2015(D)          151,713
    12,925,000  Niagara County, NY IDA (Niagara Falls
                Memorial Medical Center)(1)              5.500    11/01/2035    01/03/2025(C)       10,582,215
     1,040,000  Niagara County, NY IDA (Niagara Falls
                Memorial Medical Center)                 5.750    06/01/2018    04/03/2016(C)        1,008,665
     7,750,000  Niagara County, NY IDA (Solid Waste
                Disposal)(1)                             5.450    11/15/2025    11/15/2012(D)        8,014,740
     9,510,000  Niagara County, NY IDA (Solid Waste
                Disposal)(1)                             5.550    11/15/2024    02/01/2015(A)        9,759,162
    12,450,000  Niagara County, NY IDA (Solid Waste
                Disposal)(1)                             5.625    11/15/2024    11/15/2014(D)       12,775,817
       175,000  Niagara County, NY Tobacco Asset
                Securitization Corp.(1)                  5.500    05/15/2019    05/15/2011(C)          169,734
        90,000  Niagara County, NY Tobacco Asset
                Securitization Corp.(1)                  5.500    05/15/2020    05/15/2011(C)           88,936
     1,175,000  Niagara County, NY Tobacco Asset
                Securitization Corp.(1)                  5.875    05/15/2022    05/15/2011(A)        1,175,729
     1,105,000  Niagara County, NY Tobacco Asset
                Securitization Corp.(1)                  6.250    05/15/2034    11/15/2023(C)        1,077,629
       945,000  Niagara County, NY Tobacco Asset
                Securitization Corp.                     6.250    05/15/2040    06/04/2028(C)          906,850
    11,995,000  Niagara County, NY Tobacco Asset
                Securitization Corp.(1)                  6.750    05/15/2029(2) 05/15/2011(A)       12,021,629
        20,000  Niagara County, NY Tobacco Asset
                Securitization Corp. (TASC)(1)           5.750    05/15/2021    05/15/2011(A)           20,009
     1,000,000  Niagara Falls, NY Public Water
                Authority(1)                             5.500    07/15/2034    07/15/2015(A)        1,028,490
       115,000  Niagara, NY Frontier Transportation
                Authority (Buffalo Niagara
                International Airport)(1)                5.000    04/01/2013    10/01/2010(A)          115,239
    10,175,000  Niagara, NY Frontier Transportation
                Authority (Buffalo Niagara
                International Airport)(1)                5.625    04/01/2029(2) 04/01/2011(A)       10,212,444


                    7 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$       20,000  Niagara, NY Frontier Transportation
                Authority (Buffalo Niagara
                International Airport)(1)                5.750%   04/01/2012    10/01/2010(A) $         20,162
       210,000  Niagara, NY Frontier Transportation
                Authority (Buffalo Niagara
                International Airport)(1)                5.750    04/01/2019    04/01/2011(A)          211,384
        50,000  Niagara, NY Frontier Transportation
                Authority International Airport(1)       5.000    04/01/2018    04/01/2011(A)           50,051
     1,140,000  North Babylon, NY Volunteer Fire
                Company(1)                               5.750    08/01/2022    02/01/2011(A)        1,140,467
        25,000  North Hempstead, NY GO(1)                5.375    05/15/2016    11/15/2010(A)           25,148
       835,000  NY Capital District Youth Center(1)      6.000    02/01/2017    02/01/2011(A)          844,820
       300,000  NY Carnegie Redevel. Corp.               6.500    09/01/2011    11/17/2010(C)          293,700
        65,000  NY Counties Tobacco Trust I(1)           5.875    06/01/2014    06/01/2011(A)           65,051
     4,670,000  NY Counties Tobacco Trust I(1)           6.300    06/01/2019(2) 12/01/2010(A)        4,685,878
     4,360,000  NY Counties Tobacco Trust I(1)           6.500    06/01/2035    05/19/2032(C)        4,359,477
     3,295,000  NY Counties Tobacco Trust I(1)           6.625    06/01/2042(2) 06/01/2011(A)        3,295,659
    14,160,000  NY Counties Tobacco Trust II (TASC)(1)   5.250    06/01/2025    12/17/2011(C)       13,517,561
       150,000  NY Counties Tobacco Trust II (TASC)      5.500    06/01/2011    06/01/2011             149,865
       865,000  NY Counties Tobacco Trust II (TASC)(1)   5.625    06/01/2035    06/04/2018(C)          768,146
     1,055,000  NY Counties Tobacco Trust II (TASC)(1)   5.750    06/01/2013    06/01/2012(A)        1,056,709
     1,925,000  NY Counties Tobacco Trust II (TASC)      5.750    06/01/2014    06/01/2014           1,924,769
       750,000  NY Counties Tobacco Trust II (TASC)(1)   5.750    06/01/2043    09/02/2025(C)          667,185
     2,120,000  NY Counties Tobacco Trust II (TASC)(1)   6.000    06/01/2015    06/01/2012(A)        2,125,745
     2,330,000  NY Counties Tobacco Trust II (TASC)(1)   6.000    06/01/2016    06/01/2012(A)        2,332,656
     3,010,000  NY Counties Tobacco Trust III            5.000    06/01/2027    12/01/2010(B)        3,010,542
     4,980,000  NY Counties Tobacco Trust III(1)         5.750    06/01/2033    09/26/2012(C)        4,808,439
    16,575,000  NY Counties Tobacco Trust III(1)         6.000    06/01/2043    04/03/2018(C)       15,298,725
     3,095,000  NY Counties Tobacco Trust IV(1)          4.250    06/01/2021    03/14/2012(C)        3,011,156
     4,520,000  NY Counties Tobacco Trust IV (TASC)(1)   4.750    06/01/2026    05/18/2014(C)        4,065,559
    38,400,000  NY Counties Tobacco Trust IV (TASC)(1)   6.250    06/01/2041    08/03/2019(C)       37,930,752
       500,000  NY Grand Central BID (Grand Central
                District Management)(1)                  5.000    01/01/2022    01/01/2014(A)          547,660
        25,000  NY MTA Commuter Facilities (Grand
                Central Terminal)(1)                     5.400    07/01/2011    10/01/2010(A)           25,085
        85,000  NY MTA Commuter Facilities (Grand
                Central Terminal)                        5.500    07/01/2012    10/01/2010(A)           85,293


                    8 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$       25,000  NY MTA Commuter Facilities,
                Series 7(1)                              5.625%   07/01/2016(2) 10/01/2010(A) $         26,139
         5,000  NY MTA Commuter Facilities,
                Series B(1)                              5.000    07/01/2017    01/01/2011(A)            5,019
        50,000  NY MTA Commuter Facilities,
                Series B(1)                              5.125    07/01/2024    10/01/2010(A)           50,159
         5,000  NY MTA Commuter Facilities,
                Series D(1)                              5.000    07/01/2016    10/01/2010(A)            5,197
    20,795,000  NY MTA Service Contract, Series A(1)     5.125    01/01/2029    07/01/2012(A)       21,839,949
    35,460,000  NY MTA Service Contract, Series A(1)     5.750    07/01/2031    07/01/2012(A)       37,715,611
    33,290,000  NY MTA Service Contract, Series B(1)     5.250    01/01/2031    07/01/2012(A)       35,063,691
       300,000  NY MTA, Series 2008C(1)                  6.250    11/15/2023    11/15/2018(A)          362,373
    53,800,000  NY MTA, Series A(1)                      5.000    11/15/2025    11/15/2012(A)       56,760,076
     5,395,000  NY MTA, Series A(1)                      5.000    11/15/2030    11/15/2012(A)        5,614,415
       270,000  NY MTA, Series A(1)                      5.000    11/15/2030    11/15/2012(A)          285,830
     4,180,000  NY MTA, Series A(1)                      5.125    11/15/2021    11/15/2012(A)        4,471,471
    24,255,000  NY MTA, Series A(1)                      5.125    11/15/2031    11/15/2012(A)       25,275,408
    34,000,000  NY MTA, Series A(1)                      5.250    01/01/2023    07/01/2012(A)       36,080,800
       225,000  NY MTA, Series A(1)                      5.250    11/15/2031    11/15/2012(A)          238,340
        50,000  NY MTA, Series A(1)                      5.625    01/01/2012    01/01/2011(A)           50,542
    10,175,000  NY MTA, Series B(1)                      5.000    11/15/2033    11/15/2017(A)       10,633,079
    16,500,000  NY MTA, Series B(1)                      5.250    11/15/2025    11/15/2013(A)       17,721,990
       100,000  NY MTA, Series E(1)                      5.250    11/15/2031    11/15/2012(A)          105,929
        50,000  NY MTA, Series E(1)                      5.500    11/15/2021    11/15/2012(A)           53,876
     2,205,000  NY MTA, Series F(1)                      5.000    11/15/2030    11/15/2015(A)        2,303,056
    38,550,000  NY MTA, Series F(3)                      5.000    11/15/2031    11/15/2012(A)       40,163,318
        40,000  NY New Hartford-Sunset Wood Funding
                Corp.                                    5.950    08/01/2027    02/01/2011(A)           40,206
     3,945,000  NY Newark-Wayne Community Hospital(1)    5.875    01/15/2033    01/15/2011(A)        3,983,030
       930,000  NY Newark-Wayne Community Hospital(1)    7.600    09/01/2015    03/01/2011(A)          930,456
        50,000  NY Oneida Healthcare Corp. (Oneida
                Health Systems)(1)                       5.300    02/01/2021    02/01/2013(A)           50,573
     3,895,000  NY Oneida Healthcare Corp. (Oneida
                Health Systems)(1)                       5.500    02/01/2016(2) 02/01/2013(A)        3,953,191
     5,000,000  NY Seneca Nation Indians Capital
                Improvements(1)                          5.250    12/01/2016    06/14/2015(C)        4,627,300
       500,000  NY Tobacco Settlement Financing Corp.
                (TASC)(1)                                5.250    06/01/2020    06/01/2013(A)          544,845
     2,220,000  NY Tobacco Settlement Financing Corp.
                (TASC)(1)                                5.250    06/01/2021    06/01/2013(A)        2,405,259
       130,000  NY Tobacco Settlement Financing Corp.
                (TASC)(1)                                5.500    06/01/2014    12/01/2010(A)          130,485
     3,685,000  NY Tobacco Settlement Financing Corp.
                (TASC)(1)                                5.500    06/01/2015    12/01/2010(A)        3,698,745


                    9 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$       30,000  NY Tobacco Settlement Financing Corp.
                (TASC)(1)                                5.500%   06/01/2015    06/01/2011(A) $         30,112
    11,900,000  NY Tobacco Settlement Financing Corp.
                (TASC)(1)                                5.500    06/01/2016    12/01/2010(A)       11,940,103
     5,020,000  NY Tobacco Settlement Financing Corp.
                (TASC)(1)                                5.500    06/01/2017    06/01/2011(A)        5,153,683
    21,000,000  NY Tobacco Settlement Financing Corp.
                (TASC)(1)                                5.500    06/01/2018    06/01/2012(A)       22,288,770
    20,500,000  NY Tobacco Settlement Financing Corp.
                (TASC)(1)                                5.500    06/01/2019    06/01/2013(A)       22,460,415
    11,000,000  NY Tobacco Settlement Financing Corp.
                (TASC)(1)                                5.500    06/01/2020    06/01/2013(A)       12,012,990
    18,395,000  NY Tobacco Settlement Financing Corp.
                (TASC)(1)                                5.500    06/01/2021    06/01/2013(A)       19,959,863
        40,000  NY Triborough Bridge & Tunnel
                Authority(1)                             5.000    01/01/2024    10/01/2010(A)           40,128
     5,170,000  NY Triborough Bridge & Tunnel
                Authority(1)                             5.000    11/15/2026    11/15/2012(A)        5,473,117
   163,785,000  NY TSASC, Inc. (TFABs)(1)                4.750    06/01/2022    10/09/2011(B)      164,510,568
    91,000,000  NY TSASC, Inc. (TFABs)(1)                5.000    06/01/2026    06/28/2016(C)       86,723,910
    14,740,000  NY TSASC, Inc. (TFABs)(1)                5.000    06/01/2034    04/20/2020(C)       12,590,761
       430,000  NY TSASC, Inc. (TFABs)(1)                5.250    07/15/2011    07/15/2011             447,080
       180,000  NY Valley Health Devel. Corp.(1)         6.750    05/20/2022    05/20/2015(A)          189,358
    10,000,000  NYC Capital Resources Corp. (Albee
                Retail Devel.)(1)                        7.250    11/01/2042    05/01/2012(A)       10,043,100
         5,000  NYC GO                                   5.000    08/01/2015    02/01/2011(A)            5,018
       425,000  NYC GO(1)                                5.000    08/01/2020    08/01/2014(A)          474,513
       500,000  NYC GO(1)                                5.000    08/01/2022    08/01/2015(A)          557,965
         5,000  NYC GO(1)                                5.000    08/01/2022    02/01/2011(A)            5,015
        40,000  NYC GO(1)                                5.000    09/15/2022    09/15/2013(A)           43,558
    29,000,000  NYC GO(4)                                5.000    06/01/2023    06/01/2015(A)       31,960,320
       615,000  NYC GO(1)                                5.000    08/01/2023    08/01/2015(A)          678,413
     8,065,000  NYC GO(1)                                5.000    08/01/2023    08/01/2019(A)        9,215,714
    10,000,000  NYC GO(4)                                5.000    08/15/2023    02/15/2013(A)       11,066,233
     4,945,000  NYC GO(1)                                5.000    09/01/2023    09/01/2015(A)        5,457,648
    11,340,000  NYC GO(4)                                5.000    12/01/2023    02/15/2013(A)       12,591,823
    21,015,000  NYC GO(1)                                5.000    08/01/2024    08/01/2016(A)       23,289,453
     3,650,000  NYC GO(1)                                5.000    12/01/2024    12/01/2014(A)        4,037,886
         5,000  NYC GO(1)                                5.000    03/15/2029    03/15/2011(A)            5,039
         5,000  NYC GO(1)                                5.000    03/15/2029    03/15/2011(A)            5,039
     1,000,000  NYC GO(1)                                5.000    10/15/2029    10/15/2013(A)        1,060,410
    10,000,000  NYC GO(4)                                5.000    04/01/2030    04/01/2015(A)       10,771,926
         5,000  NYC GO                                   5.125    08/01/2018    02/01/2011(A)            5,018
     1,000,000  NYC GO(1)                                5.125    08/01/2022    02/01/2011(A)        1,003,200
         5,000  NYC GO(1)                                5.125    03/15/2025    03/15/2012(A)            5,347


                    10 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$       10,000  NYC GO(1)                                5.125%   08/01/2025    02/01/2011(A) $         10,032
         5,000  NYC GO(1)                                5.125    08/01/2025    02/01/2011(A)            5,016
        15,000  NYC GO(1)                                5.125    08/01/2025    02/01/2011(A)           15,048
        35,000  NYC GO                                   5.250    08/01/2011    02/01/2011(A)           35,138
        25,000  NYC GO(1)                                5.250    05/01/2012    11/01/2010(A)           25,101
         5,000  NYC GO                                   5.250    08/01/2012    02/01/2011(A)            5,019
         5,000  NYC GO                                   5.250    08/01/2015    02/01/2011(A)            5,019
        10,000  NYC GO(1)                                5.250    05/01/2021    11/01/2010(A)           10,038
        10,000  NYC GO(1)                                5.250    01/15/2023    01/15/2013(A)           11,080
        15,000  NYC GO(1)                                5.250    01/15/2023    01/15/2013(A)           16,138
     1,000,000  NYC GO(1)                                5.250    08/15/2024    08/15/2014(A)        1,117,800
       140,000  NYC GO(1)                                5.250    06/01/2027    06/01/2012(A)          147,385
        40,000  NYC GO                                   5.250    01/15/2028    01/15/2013(A)           44,290
       180,000  NYC GO(1)                                5.250    01/15/2028    01/15/2013(A)          191,644
     9,500,000  NYC GO(1)                                5.250    04/01/2028    04/01/2019(A)       10,717,235
        30,000  NYC GO(1)                                5.250    01/15/2033    01/15/2013(A)           33,239
       150,000  NYC GO(1)                                5.250    01/15/2033    01/15/2013(A)          159,704
         5,000  NYC GO(1)                                5.300    08/01/2024    02/01/2011(A)            5,017
        70,000  NYC GO(1)                                5.300    01/15/2026    01/15/2013(A)           74,801
         5,000  NYC GO                                   5.375    08/01/2015    02/01/2011(A)            5,019
        50,000  NYC GO(1)                                5.375    03/01/2027    03/01/2013(A)           53,665
         5,000  NYC GO(1)                                5.375    08/01/2027    02/01/2011(A)            5,017
    10,000,000  NYC GO(4)                                5.500    04/01/2022    04/01/2019(A)       11,851,600
        95,000  NYC GO(1)                                5.500    08/01/2022    02/01/2011(A)           95,341
        70,000  NYC GO(1)                                5.500    08/01/2022    02/01/2011(A)           70,251
       140,000  NYC GO(1)                                5.500    06/01/2023    06/01/2013(A)          153,215
       670,000  NYC GO(1)                                5.500    06/01/2023    06/01/2013(A)          758,487
        20,000  NYC GO(1)                                5.500    02/15/2026    02/15/2011(A)           20,071
        50,000  NYC GO(1)                                5.500    02/15/2026    02/15/2011(A)           50,179
       850,000  NYC GO(1)                                5.500    06/01/2028    06/01/2012(A)          899,028
        15,000  NYC GO(1)                                5.500    11/15/2037    11/15/2010(A)           15,054
        15,000  NYC GO(1)                                5.600    12/01/2010    12/01/2010              15,136
        30,000  NYC GO(1)                                5.600    12/01/2013    12/01/2010(A)           30,247
        95,000  NYC GO                                   5.625    10/01/2020    10/01/2010(A)           95,377
        10,000  NYC GO                                   5.750    05/15/2012    11/15/2010(A)           10,043
        10,000  NYC GO                                   5.750    05/15/2012    11/15/2010(A)           10,043
       570,000  NYC GO(1)                                5.750    03/01/2018    03/01/2013(A)          641,797
       500,000  NYC GO(1)                                5.750    08/01/2018    08/01/2012(A)          541,095
        55,000  NYC GO(1)                                5.750    08/01/2018    08/01/2012(A)           60,436
       255,000  NYC GO(1)                                5.750    08/01/2018    08/01/2012(A)          275,958
        20,000  NYC GO                                   5.875    08/01/2015    02/01/2011(A)           20,086
     4,155,000  NYC GO(1)                                5.875    06/01/2019    06/01/2012(A)        4,474,935


                    11 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$    5,450,000  NYC GO(1)                                5.875%   08/01/2019    08/01/2012(A) $      5,910,307
        60,000  NYC GO                                   6.000    05/15/2011    11/15/2010(A)           60,281
         5,000  NYC GO                                   6.000    02/01/2012    02/01/2011(A)            5,023
         5,000  NYC GO                                   6.000    08/01/2017    02/01/2011(A)            5,022
         5,000  NYC GO(1)                                6.000    02/01/2022    02/01/2011(A)            5,020
        35,000  NYC GO(1)                                6.000    02/15/2024    02/01/2011(A)           35,141
       590,000  NYC GO                                   6.350    05/15/2014    11/15/2010(A)          592,808
         5,000  NYC GO(1)                                7.000    12/01/2010    12/01/2010               5,053
         5,000  NYC GO(1)                                7.000    02/01/2011    02/01/2011               5,110
        80,000  NYC GO(1)                                7.000    02/01/2012    02/01/2011(A)           81,724
         5,000  NYC GO                                   7.000    02/01/2018    02/01/2011(A)            5,027
        45,000  NYC GO(1)                                7.750    08/15/2027    02/15/2011(A)           46,012
       249,068  NYC HDC (Bay Towers)                     6.500    08/15/2017    01/15/2011(A)          249,713
     2,848,485  NYC HDC (East Midtown Plaza)             6.500    11/15/2018    01/15/2011(A)        2,858,141
        28,532  NYC HDC (Essex Terrace)                  6.500    07/15/2018    07/15/2018              28,628
     1,068,777  NYC HDC (Keith Plaza)                    6.500    02/15/2018    01/15/2011(A)        1,072,400
       223,507  NYC HDC (Kingsbridge Arms)               6.500    08/15/2017    01/15/2011(A)          224,106
       565,000  NYC HDC (Multifamily Hsg.)(1)            5.050    11/01/2023    11/01/2012(A)          573,356
       515,000  NYC HDC (Multifamily Hsg.)(1)            5.100    11/01/2027    05/01/2017(A)          531,537
       385,000  NYC HDC (Multifamily Hsg.)(1)            5.600    11/01/2019    11/01/2010(A)          385,508
       900,000  NYC HDC (Multifamily Hsg.),
                Series A(1)                              5.375    11/01/2023    05/01/2012(A)          914,373
       255,000  NYC HDC (Multifamily Hsg.),
                Series E(1)                              6.250    05/01/2036    11/01/2010(A)          255,263
        50,000  NYC HDC (The Animal Medical Center)(1)   5.500    12/01/2033    12/01/2010(A)           50,044
       109,886  NYC HDC (Trinity)                        6.500    11/15/2018    01/15/2011(A)          115,769
    13,000,000  NYC HDC, Series A(1)                     5.000    07/01/2025    07/01/2015(A)       13,896,220
     2,215,000  NYC HDC, Series C(1)                     5.000    11/01/2026    11/01/2015(A)        2,264,970
    23,585,000  NYC Health & Hospital Corp.(1)           5.000    02/15/2020    02/15/2011(A)       23,658,821
        60,000  NYC Health & Hospital Corp.(1)           5.125    02/15/2014    02/15/2011(A)           60,176
    27,750,000  NYC Health & Hospital Corp.              5.250    02/15/2017(2) 02/15/2011(A)       27,832,418
       100,000  NYC Health & Hospital Corp.(1)           5.375    02/15/2026    02/15/2012(A)          103,723
     9,400,000  NYC IDA (AIRIS JFK I/JFK
                International Airport)(1)                5.500    07/01/2028    09/16/2023(C)        8,706,280
     8,150,000  NYC IDA (AIRIS JFK I/JFK
                International Airport)(1)                6.000    07/01/2015    03/09/2013(C)        8,150,978
     1,840,000  NYC IDA (Beth Abraham Health
                Services)(1)                             6.000    02/15/2013    12/10/2010(C)        1,887,159
       515,000  NYC IDA (Beth Abraham Health
                Services)(1)                             6.000    11/15/2013    06/28/2011(C)          532,067
       245,000  NYC IDA (Beth Abraham Health Services)   6.000    11/15/2013    10/04/2010(C)          253,119
       645,000  NYC IDA (Calhoun School)(1)              6.250    12/01/2016    11/22/2012(C)          634,261


                    12 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$    4,450,000  NYC IDA (Calhoun School)(1)              6.250%   12/01/2017    12/06/2013(C) $      4,356,506
       500,000  NYC IDA (Center for Elimination of
                Family Violence)(1)                      6.250    11/01/2016    03/25/2013(C)          497,255
     7,015,000  NYC IDA (Chapin School)(1)               4.800    11/01/2018    09/21/2014(C)        6,910,968
       615,000  NYC IDA (Comprehensive Care
                Management)(1)                           5.625    11/01/2015    11/01/2014(A)          632,657
       470,000  NYC IDA (Comprehensive Care
                Management)(1)                           5.625    11/01/2015    11/01/2014(A)          483,494
     2,280,000  NYC IDA (Comprehensive Care
                Management)(1)                           5.750    08/01/2018    12/04/2014(C)        2,198,057
     2,385,000  NYC IDA (Comprehensive Care
                Management)(1)                           5.750    11/01/2018    12/04/2014(C)        2,297,184
     2,485,000  NYC IDA (Comprehensive Care
                Management)(1)                           5.750    05/01/2019    12/03/2015(C)        2,360,675
       595,000  NYC IDA (Family Support Systems)(5)      6.500    11/01/2014    02/02/2012(C)          511,855
       740,000  NYC IDA (Global Country World
                Peace)(1)                                6.250    11/01/2015    01/19/2013(C)          665,667
       695,000  NYC IDA (Global Country World
                Peace)(1)                                6.250    11/01/2025    12/20/2012(C)          625,187
       870,000  NYC IDA (Gourmet Boutique)(1)            5.250    05/01/2013    05/01/2013             807,743
     1,465,000  NYC IDA (Guttmacher Institute)(1)        5.250    12/01/2016    12/29/2012(C)        1,383,370
        45,000  NYC IDA (Horace Mann School)(1)          5.000    07/01/2023    07/01/2011(A)           45,348
       500,000  NYC IDA (Independent Living Assoc.)(1)   6.200    07/01/2020    05/04/2015(C)          487,610
    16,350,000  NYC IDA (JFK International Airport)(1)   8.000    08/01/2012    08/01/2012          16,745,997
    21,875,000  NYC IDA (Liberty-7 World Trade
                Center)(1)                               6.250    03/01/2015    03/01/2012(A)       21,946,313
     5,000,000  NYC IDA (Liberty-7 World Trade Center)   6.500    03/01/2035    03/01/2012(A)        5,007,050
        10,000  NYC IDA (Lighthouse International)(1)    4.500    07/01/2023    07/01/2011(A)           10,001
     2,030,000  NYC IDA (Lycee Francais De New
                York)(1)                                 5.375    06/01/2023    12/01/2012(A)        2,094,331
     2,355,000  NYC IDA (Lycee Francais De New
                York)(1)                                 5.500    06/01/2013    12/01/2012(A)        2,535,581
       730,000  NYC IDA (Lycee Francais De New
                York)(1)                                 5.500    06/01/2015    12/01/2012(A)          776,413
     2,880,000  NYC IDA (Lycee Francais De New
                York)(1)                                 5.500    06/01/2016    12/01/2012(A)        3,045,744
     2,000,000  NYC IDA (Lycee Francais De New
                York)(1)                                 5.500    06/01/2017    12/01/2012(A)        2,100,300
     3,210,000  NYC IDA (Lycee Francais De New
                York)(1)                                 5.500    06/01/2018    12/01/2012(A)        3,358,591
       650,000  NYC IDA (Manhattan Community Access
                Corp.)(1)                                5.250    12/01/2016    12/24/2012(C)          613,529
     3,490,000  NYC IDA (Margaret Tietz Nursing &
                Rehabilitation Center)(1)                5.375    11/01/2016    03/18/2013(C)        3,356,403


                    13 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$      380,000  NYC IDA (Margaret Tietz Nursing &
                Rehabilitation Center)                   5.375%   11/01/2018    09/13/2014(C) $        359,545
     1,860,000  NYC IDA (Margaret Tietz Nursing &
                Rehabilitation Center)(1)                5.375    11/01/2018    10/05/2014(C)        1,759,876
       250,000  NYC IDA (Marymount School of New
                York)(1)                                 5.125    09/01/2021    09/01/2012(A)          257,880
     1,270,000  NYC IDA (Metro Biofuels)(1)              5.500    11/01/2013    12/12/2011(C)        1,204,265
     1,700,000  NYC IDA (Metropolitan College of New
                York)(1)                                 5.750    03/01/2020    03/14/2018(C)        1,688,933
     4,585,000  NYC IDA (Montefiore Medical Center
                Corp.)(1)                                5.125    11/01/2025    11/01/2010(A)        4,592,244
     5,865,000  NYC IDA (Montefiore Medical Center
                Corp.)(1)                                5.125    11/01/2035    10/01/2010(A)        5,870,161
       250,000  NYC IDA (Queens Baseball Stadium)(1)     5.000    01/01/2025    01/01/2017(A)          249,855
     1,020,000  NYC IDA (Reece School)(1)                6.500    12/01/2017    12/14/2013(C)        1,028,140
       325,000  NYC IDA (Rockefeller Foundation)(1)      5.375    07/01/2023    10/01/2010(A)          326,235
     3,080,000  NYC IDA (Rosco, Inc.)(1)                 5.625    06/01/2022    06/01/2019(C)        3,020,186
     1,000,000  NYC IDA (Royal Charter NY
                Presbyterian)(1)                         5.750    12/15/2029    12/15/2011(A)        1,066,040
     4,375,000  NYC IDA (Samaritan Aids Services)(1)     5.000    11/01/2024    11/01/2011(A)        4,458,650
       500,000  NYC IDA (SFTU/YAI/CRV Obligated
                Group) (1)                               4.350    07/01/2011    07/01/2011             497,170
       100,000  NYC IDA (SFTU/YAI/CRV Obligated Group)   4.400    07/01/2012    07/01/2012              97,984
       500,000  NYC IDA (Showman Fabricators)(1)         7.125    11/01/2013    03/24/2011(C)          479,220
        75,000  NYC IDA (Special Needs Facilities
                Pooled Program)                          4.150    07/01/2014    04/08/2012(C)           74,408
       200,000  NYC IDA (Special Needs Facilities
                Pooled Program)                          5.800    07/01/2023    10/12/2021(C)          184,800
       955,000  NYC IDA (Stallion)(1)                    5.000    11/01/2016    11/03/2013(C)          831,051
       480,000  NYC IDA (Stallion)(1)                    5.500    11/01/2017    11/01/2017             427,147
     1,170,000  NYC IDA (Studio School)(1)               6.250    11/01/2018    11/12/2016(C)        1,149,221
     8,605,000  NYC IDA (Terminal One Group Assoc.)(1)   5.500    01/01/2017    01/01/2016(D)        9,354,840
    11,820,000  NYC IDA (Terminal One Group Assoc.)(1)   5.500    01/01/2018    01/01/2016(D)       12,820,681
    14,620,000  NYC IDA (Terminal One Group Assoc.)(1)   5.500    01/01/2019    01/01/2016(D)       15,749,249
    15,245,000  NYC IDA (Terminal One Group Assoc.)(1)   5.500    01/01/2020    01/01/2016(D)       16,332,578
     9,750,000  NYC IDA (Terminal One Group Assoc.)(1)   5.500    01/01/2021    01/01/2016(D)       10,364,835
    48,790,000  NYC IDA (Terminal One Group Assoc.)(1)   5.500    01/01/2024    01/01/2016(D)       51,069,469
       840,000  NYC IDA (The Child School)(1)            7.000    06/01/2013    12/26/2010(C)          861,890


                    14 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$    7,285,000  NYC IDA (Unicef)(1)                      5.050%   11/01/2018    09/30/2014(C) $      6,950,109
     1,000,000  NYC IDA (United Nations School)(1)       6.350    12/01/2015    12/01/2010(A)        1,003,440
     1,000,000  NYC IDA (Urban Resource Institute)(1)    5.250    03/01/2023    03/01/2013(A)        1,048,860
       645,000  NYC IDA (Urban Resource Institute)(1)    6.500    11/01/2013    04/09/2011(C)          639,821
       830,000  NYC IDA (Vaughn College
                Aeronautics)(1)                          5.000    12/01/2016    09/15/2013(C)          819,550
     2,525,000  NYC IDA (Vaughn College
                Aeronautics)(1)                          5.000    12/01/2016    10/21/2012(C)        2,493,210
     5,100,000  NYC IDA (Visy Paper)(1)                  7.800    01/01/2016    01/01/2011(A)        5,106,426
       765,000  NYC IDA (Vocational Instruction)         7.250(6) 02/01/2013    10/21/2010(C)          544,160
     4,880,000  NYC IDA (Yeled Yalda Early
                Childhood)(1)                            5.350    11/01/2017    10/02/2013(C)        4,573,438
     5,055,000  NYC IDA (YMCA of Greater New York)(1)    5.250    08/01/2021    02/01/2011(A)        5,078,455
     5,040,000  NYC IDA (YMCA of Greater New York)(1)    5.800    08/01/2016(2) 10/01/2010(A)        5,051,894
       200,000  NYC IDA (Zeluck, Inc.)                   6.250    11/01/2011    11/01/2011             200,240
    57,700,000  NYC Municipal Water Finance
                Authority(1)                             5.000    06/15/2026    06/15/2011(A)       59,037,486
    44,840,000  NYC Municipal Water Finance
                Authority(1)                             5.125    06/15/2032    06/15/2011(A)       45,902,708
        50,000  NYC Municipal Water Finance
                Authority(1)                             5.750    06/15/2013(2) 06/15/2011(A)           53,182
    33,745,000  NYC Transitional Finance Authority(1)    5.000    08/01/2028    08/01/2013(A)       36,056,870
       150,000  NYC Transitional Finance Authority(1)    5.375    01/15/2030    01/15/2019(A)          167,621
     3,880,000  NYC Trust for Cultural Resources
                (Museum of American Folk Art)            6.000    07/01/2022    03/01/2020(C)        2,161,781
     2,720,000  NYC Trust for Cultural Resources
                (Museum of American Folk Art)            6.125    07/01/2030    04/03/2027(C)        1,461,429
       250,000  NYC Trust for Cultural Resources
                (Museum of Modern Art)(1)                5.125    07/01/2031    07/01/2012(A)          262,608
     2,460,000  NYC Trust for Cultural Resources
                (Museum of Modern Art)(1)                5.500    01/01/2021    10/01/2010(A)        2,522,336
       250,000  NYS DA (Augustana Lutheran Home)(1)      5.500    02/01/2041(2) 02/01/2013(A)          264,058
        20,000  NYS DA (Brookdale Hospital Medical
                Center)(1)                               5.100    02/15/2012    10/22/2010(A)           20,068
        25,000  NYS DA (Brookdale Hospital Medical
                Center)(1)                               5.200    02/15/2016    02/15/2011(A)           25,063
        65,000  NYS DA (Brookdale Hospital Medical
                Center)(1)                               5.300    02/15/2017    02/15/2011(A)           65,150
       110,000  NYS DA (Brooklyn Hospital Center)(1)     5.100    02/01/2019    02/01/2011(A)          110,574
        30,000  NYS DA (Buena Vida Nursing Home)(1)      5.000    07/01/2018    01/01/2011(A)           30,058
        75,000  NYS DA (Canisius College)(1)             5.000    07/01/2019    07/01/2015(A)           76,874


                    15 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$    1,300,000  NYS DA (Canisius College)(1)             5.000%   07/01/2022    07/01/2015(A) $      1,309,464
        50,000  NYS DA (Carmel Richmond Nursing
                Home)(1)                                 5.000    07/01/2018    01/01/2011(A)           50,346
     1,120,000  NYS DA (Catskill Regional Medical
                Center)                                  5.250    02/15/2023    02/15/2015(A)        1,192,979
     1,350,000  NYS DA (Chapel Oaks)(1)                  5.375    07/01/2017(2) 10/01/2010(A)        1,355,103
     3,290,000  NYS DA (Chapel Oaks)(1)                  5.450    07/01/2026    01/01/2011(A)        3,295,198
        65,000  NYS DA (City University)(1)              5.000    07/01/2026    01/01/2011(A)           65,267
       145,000  NYS DA (City University)(1)              5.250    07/01/2025    01/01/2011(A)          145,625
    10,000,000  NYS DA (City University)(1)              5.250    07/01/2025    10/01/2010(A)       10,043,100
       220,000  NYS DA (Culinary Institute of
                America)(1)                              5.000    07/01/2022    07/01/2011(A)          221,261
        25,000  NYS DA (D'Youville College)              4.700    07/01/2012    07/01/2011(A)           25,949
       145,000  NYS DA (D'Youville College)              5.250    07/01/2025    07/01/2013(A)          147,738
       350,000  NYS DA (Dept. of Health)(1)              5.000    07/01/2021    07/01/2014(A)          376,975
        60,000  NYS DA (Dept. of Health)(1)              5.000    07/01/2024    01/01/2011(A)           60,074
        35,000  NYS DA (Dept. of Health)(1)              5.000    07/01/2028    01/01/2011(A)           35,095
       880,000  NYS DA (Dept. of Health)(1)              5.250    07/01/2023    07/01/2014(A)          946,660
     1,360,000  NYS DA (Dept. of Health)(1)              5.500    07/01/2021    10/01/2010(A)        1,364,910
     2,525,000  NYS DA (Ellis Hospital)(1)               5.050    08/15/2024    08/15/2014(A)        2,655,290
       100,000  NYS DA (Ellis Hospital)(1)               5.500    08/01/2015    02/01/2011(A)          100,238
       150,000  NYS DA (Ellis Hospital)(1)               5.600    08/01/2025    02/01/2011(A)          150,165
       175,000  NYS DA (Ellis Hospital)(1)               5.625    08/01/2035(2) 02/01/2011(A)          175,117
       785,000  NYS DA (FNHC/KR/MMWNHC Obligated
                Group)(1)                                5.750    07/01/2017    10/01/2010(A)          787,536
        30,000  NYS DA (Fordham University)(1)           5.000    07/01/2028    01/01/2011(A)           30,026
     3,835,000  NYS DA (Frances Schervier Home &
                Hospital Obligated Group)(1)             5.500    07/01/2017(2) 10/01/2010(A)        3,838,950
    10,125,000  NYS DA (Frances Schervier Home &
                Hospital Obligated Group)(1)             5.500    07/01/2027(2) 10/01/2010(A)       10,140,188
        50,000  NYS DA (Green Chimneys School)(1)        5.500    07/01/2018    01/01/2011(A)           50,412
     1,000,000  NYS DA (GSHMC/CHSLI Obligated
                Group)(1)                                5.750    07/01/2014    10/01/2010(A)        1,007,560
     1,000,000  NYS DA (Health Center/BFCC/USBFCC
                Obligated Group)(1)                      5.000    11/15/2019    11/15/2011(A)        1,035,470
    10,565,000  NYS DA (Hospital)(1)                     6.450    08/15/2024    08/15/2012(A)       11,152,097
     1,935,000  NYS DA (Hunts Point Multi-Service
                Center)(1)                               5.625    07/01/2022    01/01/2011(A)        1,938,386
        35,000  NYS DA (John T. Mather Memorial
                Hospital)                                5.250    07/01/2015    10/01/2010(A)           35,038
       170,000  NYS DA (John T. Mather Memorial
                Hospital)                                5.375    07/01/2019    01/01/2011(A)          170,078
     1,645,000  NYS DA (John T. Mather Memorial
                Hospital)(1)                             5.750    07/01/2025    07/01/2011(A)        1,645,230
    15,210,000  NYS DA (Kaleida Health)(1)               5.050    02/15/2025    02/15/2014(A)       16,188,155


                    16 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$    1,015,000  NYS DA (L.I. University)(1)              5.250%   09/01/2028    09/01/2011(A) $      1,020,380
        40,000  NYS DA (La Salle School)(1)              5.000    07/01/2018    01/01/2011(A)           40,112
       660,000  NYS DA (Le Moyne College)(1)             5.000    07/01/2018    10/01/2010(A)          661,855
     1,100,000  NYS DA (Leake & Watts Services)(1)       5.000    07/01/2023    07/01/2014(A)        1,155,517
        10,000  NYS DA (Lenox Hill Hospital Obligated
                Group)(1)                                5.750    07/01/2016    07/01/2011(A)           10,184
     2,000,000  NYS DA (Lenox Hill Hospital Obligated
                Group)(1)                                5.750    07/01/2017    07/01/2012(A)        2,036,000
       100,000  NYS DA (Manhattan College)               5.500    07/01/2019    07/01/2013(A)          102,200
        75,000  NYS DA (March of Dimes)                  5.600    07/01/2012    10/01/2010(A)           75,249
       615,000  NYS DA (Master BOCES Program)(1)         5.250    08/15/2023    08/15/2013(A)          647,546
        15,000  NYS DA (Memorial Hospital of William
                F. & Gertrude F. Jones)(1)               5.250    08/01/2025    02/01/2011(A)           15,086
     2,480,000  NYS DA (Menorah Campus)(1)               5.950    02/01/2017    02/01/2011(A)        2,490,342
     1,570,000  NYS DA (Menorah Campus)(1)               6.100    02/01/2037    02/01/2011(A)        1,576,720
        30,000  NYS DA (Mental Health Services
                Facilities)(1)                           5.000    02/15/2023    02/15/2011(A)           30,034
    14,000,000  NYS DA (Mental Health Services
                Facilities)(1)                           5.000    02/15/2028    02/15/2014(A)       15,012,480
         5,000  NYS DA (Mental Health Services
                Facilities)(1)                           5.250    08/15/2013    02/15/2011(A)            5,017
       225,000  NYS DA (Mental Health Services
                Facilities)(1)                           5.250    02/15/2023    02/15/2014(A)          243,095
       845,000  NYS DA (Millard Fillmore Hospital)(1)    5.375    02/01/2017    02/01/2011(A)          845,684
     5,410,000  NYS DA (Miriam Osborn Memorial Home
                Assoc.)(1)                               6.875    07/01/2019(2) 07/01/2012(A)        5,526,964
       200,000  NYS DA (Montefiore Medical Center)(1)    5.000    02/01/2028    02/01/2015(A)          206,192
       115,000  NYS DA (Mount Sinai School of
                Medicine)(1)                             5.000    07/01/2015    10/01/2010(A)          115,215
        80,000  NYS DA (Mount Sinai School of
                Medicine)(1)                             5.000    07/01/2016    01/01/2011(A)           80,120
     1,190,000  NYS DA (Mount Sinai School of
                Medicine)(1)                             5.000    07/01/2021    10/01/2010(A)        1,190,988
        15,000  NYS DA (New York & Presbyterian
                Hospital)(1)                             4.750    08/01/2014    08/01/2011(A)           15,037
        10,000  NYS DA (New York & Presbyterian
                Hospital)(1)                             5.000    02/01/2019    02/01/2011(A)           10,001
       255,000  NYS DA (New York & Presbyterian
                Hospital)(1)                             5.000    08/01/2032    02/01/2011(A)          255,176
        50,000  NYS DA (New York Downtown Hospital)(1)   5.100    02/15/2012    02/15/2011(A)           50,171
        30,000  NYS DA (New York Downtown Hospital)      5.200    02/15/2015    02/15/2011(A)           30,083
        50,000  NYS DA (New York Downtown Hospital)(1)   5.200    02/15/2016    02/15/2011(A)           50,125


                    17 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$       30,000  NYS DA (New York Downtown Hospital)(1)   5.300%   02/15/2020    02/15/2011(A) $         30,050
        20,000  NYS DA (New York Hospital Medical
                Center of Queens)(1)                     5.450    08/15/2019    08/15/2011(A)           20,144
       100,000  NYS DA (New York Medical College)(1)     5.000    07/01/2021    01/01/2011(A)          100,317
       115,000  NYS DA (New York Methodist
                Hospital)(1)                             5.250    07/01/2018    07/01/2014(A)          120,897
     2,250,000  NYS DA (New York Methodist
                Hospital)(1)                             5.250    07/01/2024    07/01/2014(A)        2,309,085
     4,525,000  NYS DA (North General Hospital)(1)       5.750    02/15/2015    02/15/2013(A)        4,751,205
     4,200,000  NYS DA (North General Hospital)(1)       5.750    02/15/2019    02/15/2013(A)        4,317,348
     3,750,000  NYS DA (North General Hospital)(1)       5.750    02/15/2020    02/15/2013(A)        3,842,213
       110,000  NYS DA (North Shore University
                Hospital at Forest Hills/North Shore
                University Hospital Obligated
                Group)(1)                                5.000    11/01/2023    11/01/2010(A)          110,079
        35,000  NYS DA (North Shore University
                Hospital)(1)                             5.000    11/01/2023    11/01/2010(A)           35,025
       980,000  NYS DA (Northeast Parent & Child)(1)     5.500    07/01/2018    10/01/2010(A)          985,772
         5,000  NYS DA (NSUH/NSUHGC/NSUHPL Obligated
                Group)(1)                                5.000    11/01/2023    11/01/2010(A)            5,004
    10,485,000  NYS DA (NSUH/NSUHGC/NSUHPL Obligated
                Group)(1)                                5.200    11/01/2017    11/01/2010(A)       10,501,252
       200,000  NYS DA (NSUH/NSUHGC/NSUHPL Obligated
                Group)(1)                                5.250    11/01/2019    11/01/2010(A)          200,260
    11,100,000  NYS DA (NYU Hospitals Center)(1)         5.000    07/01/2026    07/01/2016(A)       11,460,084
     5,525,000  NYS DA (NYU Hospitals Center)(1)         5.250    07/01/2024    07/01/2017(A)        5,839,373
    14,170,000  NYS DA (NYU)(4)                          5.250    07/01/2027    07/01/2019(A)       16,237,545
     2,000,000  NYS DA (Park Ridge Hsg.)(1)              6.375    08/01/2020(2) 02/01/2011(A)        2,024,100
     1,595,000  NYS DA (Park Ridge Hsg.)(1)              6.500    08/01/2025(2) 02/01/2011(A)        1,615,320
     3,680,000  NYS DA (Providence Rest)(1)              5.000    07/01/2021    07/12/2020(C)        3,088,035
     1,250,000  NYS DA (Providence Rest)(1)              5.125    07/01/2030    08/06/2028(C)          926,825
       150,000  NYS DA (Resurrection Rest Home
                Castleton on Hudson)(1)                  6.050    08/01/2035(2) 02/01/2011(A)          150,152
     8,730,000  NYS DA (Rochester General Hospital)(1)   5.000    12/01/2025    12/01/2015(A)        8,753,833
        50,000  NYS DA (Rochester Institute of
                Technology)(1)                           5.250    07/01/2025    07/01/2012(A)           52,664
     2,375,000  NYS DA (Rochester Institute of
                Technology)(1)                           5.250    07/01/2032    07/01/2012(A)        2,495,223
     7,735,000  NYS DA (Rosalind & Joseph Gurwin
                Geriatric Home)(1)                       5.600    02/01/2027    02/01/2011(A)        7,836,329
     4,805,000  NYS DA (Ryan-Clinton Community Health
                Center)                                  6.100    07/01/2019(2) 01/01/2011(A)        4,871,838
    21,000,000  NYS DA (School District Financing)(1)    5.375    10/01/2022    10/01/2012(A)       22,590,960


                    18 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$    5,000,000  NYS DA (School District Financing)(1)    5.750%   10/01/2022(2) 10/01/2012(A) $      5,429,100
     6,180,000  NYS DA (School District Financing)(1)    5.750    10/01/2030(2) 10/01/2012(A)        6,632,376
       595,000  NYS DA (SCHRC)(1)                        5.500    07/01/2022    07/01/2011(A)          598,582
     3,460,000  NYS DA (SCHRC/CHSLI Obligated
                Group)(1)                                5.700    07/01/2013    10/01/2010(A)        3,486,850
     3,820,000  NYS DA (SCHRC/CHSLI Obligated
                Group)(1)                                5.750    07/01/2014    10/01/2010(A)        3,848,879
     1,470,000  NYS DA (SCHRC/CHSLI Obligated
                Group)(1)                                5.800    07/01/2015    07/01/2011(A)        1,480,834
        10,000  NYS DA (SCSMC/SV/CHSLI Obligated
                Group)(1)                                5.750    07/01/2020    07/01/2011(A)           10,116
    20,960,000  NYS DA (SCSMC/SV/CHSLI Obligated
                Group)(1)                                6.000    07/01/2030(2) 07/01/2011(A)       21,193,704
    15,000,000  NYS DA (SCSMC/SV/CHSLI Obligated
                Group)(1)                                6.500    07/01/2020(2) 07/01/2011(A)       15,183,150
     1,100,000  NYS DA (SFH)(1)                          5.500    07/01/2029    07/01/2011(A)        1,105,940
       250,000  NYS DA (SFH/CHSLI Obligated Group)(1)    5.500    07/01/2022    07/01/2011(A)          251,505
     1,000,000  NYS DA (SFH/CHSLI Obligated Group)(1)    5.800    07/01/2015    10/01/2010(A)        1,007,370
    15,480,000  NYS DA (SFH/GSHMC/MMC/SCHRC Obligated
                Group)(1)                                5.000    07/01/2021    07/01/2014(A)       16,090,067
        35,000  NYS DA (Skidmore College)(1)             5.000    07/01/2028    01/01/2011(A)           35,095
       230,000  NYS DA (Southside Hospital)(1)           5.000    02/15/2018    02/15/2011(A)          230,338
       170,000  NYS DA (Southside Hospital)(1)           5.000    02/15/2025    02/15/2011(A)          170,107
       135,000  NYS DA (Southside Hospital)(1)           5.200    02/15/2021    02/15/2011(A)          135,155
        10,000  NYS DA (Special Act School Districts)    5.750    07/01/2011    10/01/2010(A)           10,037
        35,000  NYS DA (Special Act School
                Districts)(1)                            5.750    07/01/2019    07/01/2011(A)           35,307
       320,000  NYS DA (Special Act School Districts)    5.875    07/01/2013    10/01/2010(A)          321,222
        15,000  NYS DA (Special Act School Districts)    6.000    07/01/2016    10/01/2010(A)           15,053
       925,000  NYS DA (Special Act School
                Districts)(1)                            6.000    07/01/2019    10/01/2010(A)          928,709
     2,500,000  NYS DA (Special Surgery Hospital)(1)     6.250    08/15/2034    08/15/2019(A)        2,853,400
     4,000,000  NYS DA (SS Joachim & Anne
                Residence)(1)                            5.250    07/01/2027    07/01/2012(A)        4,042,000
     2,730,000  NYS DA (St. Barnabas Hospital)(1)        5.350    08/01/2017    02/01/2011(A)        2,734,450
        35,000  NYS DA (St. John's Health Care Corp.)    6.250    02/01/2036    02/01/2011(A)           35,037
     3,000,000  NYS DA (St. Joseph's College)(1)         5.250    07/01/2025    07/01/2017(A)        3,150,930
     5,090,000  NYS DA (St. Joseph's Hospital Health
                Center)(1)                               5.250    07/01/2018(2) 01/01/2011(A)        5,094,632
     3,685,000  NYS DA (St. Lawrence)(1)                 5.400    08/15/2026    08/15/2017(A)        4,146,509


                    19 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$  100,900,000  NYS DA (St. Luke's Roosevelt             4.800%   08/15/2025    08/15/2015(A) $    105,548,463
                Hospital)(1)
     5,915,000  NYS DA (St. Vincent DePaul
                Residence)(1)                            5.300    07/01/2018(2) 01/01/2011(A)        5,925,233
    10,000,000  NYS DA (State Personal Income Tax
                Authority)(1)                            5.000    03/15/2030    03/15/2015(A)       10,714,300
       100,000  NYS DA (Staten Island University
                Hospital)                                5.000    07/01/2011    01/01/2011(A)          100,147
        20,000  NYS DA (Staten Island University
                Hospital)(1)                             5.000    07/01/2017    07/01/2011(A)           20,005
       345,000  NYS DA (Suffern Free Library
                Assoc.)(1)                               5.000    07/01/2020    01/01/2011(A)          346,094
       295,000  NYS DA (Suffern Free Library)(1)         5.000    07/01/2023    01/01/2011(A)          295,808
     2,820,000  NYS DA (The Bronx-Lebanon Hospital
                Center)(1)                               6.250    08/15/2022    02/15/2014(A)        3,003,469
       250,000  NYS DA (The Bronx-Lebanon Hospital
                Center)(1)                               6.250    02/15/2035    02/15/2019(A)          275,103
       100,000  NYS DA (The Children's Home of
                Kingston)                                5.250    07/01/2017    01/01/2011(A)          100,372
     1,630,000  NYS DA (The Rosalind & Joseph Gurwin
                Jewish Geriatric Center of Long
                Island)(1)                               5.400    02/01/2015    02/01/2011(A)        1,661,752
       170,000  NYS DA (The Rosalind & Joseph Gurwin
                Jewish Geriatric Center of Long
                Island)(1)                               5.700    02/01/2037    02/01/2011(A)          170,100
     2,145,000  NYS DA (United Cerebral Palsy Assoc.
                of Nassau County)(1)                     5.500    07/01/2024    10/01/2010(A)        2,148,647
     1,700,000  NYS DA (United Cerebral Palsy Assoc.
                of NYC)(1)                               5.750    07/01/2018(2) 07/01/2012(A)        1,751,459
       370,000  NYS DA (United Cerebral Palsy Assoc.
                of NYC/United Cerebral Palsy Assoc.
                Obligated Group)(1)                      5.000    07/01/2013    07/01/2012(A)          383,331
        15,000  NYS DA (United Cerebral Palsy Assoc.)    5.375    07/01/2011    10/01/2010(A)           15,060
         5,000  NYS DA (Upstate Community Colleges)(1)   5.000    07/01/2028    07/01/2011(A)            5,029
     1,905,000  NYS DA (Upstate Community Colleges)(1)   5.125    07/01/2021    07/01/2014(A)        2,114,760
     1,165,000  NYS DA (Upstate Community Colleges)(1)   5.125    07/01/2022    07/01/2014(A)        1,291,938
        20,000  NYS DA (W.K. Nursing Home)(1)            5.950    02/01/2016(2) 03/01/2011(A)           20,052
        35,000  NYS DA (W.K. Nursing Home)               6.050    02/01/2026    11/01/2010(A)           35,051
     2,500,000  NYS DA (Willow Towers)(1)                5.400    02/01/2034    08/01/2014(A)        2,665,675
     2,000,000  NYS DA (Winthrop University
                Hospital)(1)                             5.500    07/01/2023    07/01/2013(A)        2,058,660
       285,000  NYS DA (Wyckoff Heights Medical
                Center)(1)                               5.200    02/15/2013    02/15/2011(A)          285,972


                    20 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$    1,000,000  NYS DA (Wyckoff Heights Medical
                Center)(1)                               5.200%   02/15/2014    02/15/2011(A) $      1,003,040
     1,020,000  NYS DA (Wyckoff Heights Medical
                Center)(1)                               5.300    08/15/2021    02/15/2011(A)        1,021,510
    26,165,000  NYS DA (Wyckoff Heights Medical
                Center)(1)                               5.300    08/15/2021    02/15/2011(A)       26,203,724
    39,570,000  NYS DA, Series B(4)                      6.650    08/15/2030    08/15/2012(A)       41,686,343
     1,000,000  NYS DA, Series B(1)                      6.650    08/15/2030    08/15/2012(A)        1,053,470
         5,000  NYS EFC                                  5.600    09/15/2013    03/15/2011(A)            5,021
     1,000,000  NYS EFC                                  5.650    02/15/2017    02/15/2011(A)        1,004,170
       150,000  NYS EFC (Clean Water & Drinking
                Revolving Funds)(1)                      5.250    11/15/2017    11/15/2010(A)          150,578
       175,000  NYS EFC (Clean Water & Drinking
                Revolving Funds)                         5.700    06/15/2012    06/15/2011(A)          175,740
       955,000  NYS EFC (L.I. Water Corp.)(1)            5.250    08/01/2027    02/01/2011(A)          955,325
        20,000  NYS EFC (NYC Municipal Water Finance
                Authority)                               5.875    06/15/2014    06/15/2011(A)           20,088
        25,000  NYS EFC (NYS Water Services)             5.700    07/15/2012    02/01/2011(A)           25,106
     7,500,000  NYS EFC (NYS Water Services)(1)          5.950    01/15/2020    01/15/2013(A)        7,804,650
     1,705,000  NYS EFC (NYS Water Services)             6.875    06/15/2014(2) 06/15/2011(A)        1,714,054
       160,000  NYS EFC (NYS Water Services)             7.500    06/15/2012(2) 06/15/2011(A)          160,968
       500,000  NYS EFC (Pollution Control)              5.550    08/15/2014    02/15/2011(A)          502,040
       135,000  NYS EFC (Pollution Control)(1)           5.650    02/15/2018    02/15/2011(A)          135,382
        60,000  NYS EFC (Pollution Control)(1)           6.500    06/15/2014    06/15/2011(A)           60,300
     1,040,000  NYS EFC (Spring Valley Water
                Company)(1)                              5.650    11/01/2023    11/01/2010(A)        1,041,186
     5,800,000  NYS EFC (Spring Valley Water
                Company)(1)                              6.300    08/01/2024    02/01/2011(A)        5,808,120
        25,000  NYS EFC (State Water Revolving
                Fund)(1)                                 5.450    02/15/2012    08/15/2011(A)           25,100
       100,000  NYS EFC (State Water Revolving
                Fund)(1)                                 5.650    12/15/2016    12/15/2010(A)          100,417
    36,690,000  NYS ERDA (Brooklyn Union Gas
                Company)(1)                              5.500    01/01/2021    10/01/2010(A)       36,822,451
     3,000,000  NYS ERDA (Brooklyn Union Gas Company)
                Linked SAVRS & RIBS(1)                   6.368(7) 04/01/2020    10/01/2010(A)        3,056,220
       110,000  NYS ERDA (Central Hudson Gas &
                Electric Co.)(1)                         5.450    08/01/2027    02/01/2011(A)          110,353
    10,650,000  NYS ERDA (Con Ed)(1)                     0.525(7) 10/01/2036    10/01/2036           8,469,945
   132,710,000  NYS ERDA (Con Ed)(1)                     4.700    06/01/2036    10/01/2012(D)      132,917,028
     1,280,000  NYS ERDA (LILCO)                         5.150    03/01/2016    03/01/2011(A)        1,317,453
     4,640,000  NYS ERDA (LILCO)(1)                      5.150    03/01/2016    03/01/2011(A)        4,652,853
     5,245,000  NYS ERDA (LILCO)                         5.150    03/01/2016    03/01/2011(A)        5,402,350
    13,795,000  NYS ERDA (LILCO)(1)                      5.150    03/01/2016    03/01/2011(A)       13,832,936
    20,495,000  NYS ERDA (LILCO)(1)                      5.300    11/01/2023    03/01/2011(A)       20,588,252


                    21 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$      200,000  NYS ERDA (LILCO)(1)                      5.300%   10/01/2024    03/01/2011(A) $        200,838
     5,720,000  NYS ERDA (Niagara Mohawk Power
                Corp.)(1)                                0.643(7) 12/01/2026    12/01/2026           4,090,944
       180,000  NYS ERDA (Niagara Mohawk Power
                Corp.)(1)                                5.150    11/01/2025    11/01/2010(A)          180,205
       390,000  NYS ERDA (NYS Electric & Gas Corp.)(1)   5.350    12/01/2028    05/09/2013(A)          394,228
         5,000  NYS GO(1)                                5.000    09/15/2017    03/15/2011(A)            5,017
       150,000  NYS GO(1)                                5.250    10/01/2012    10/01/2010(A)          150,585
        15,000  NYS GO(1)                                5.250    11/15/2017    11/15/2010(A)           15,083
        35,000  NYS GO(1)                                5.250    05/01/2018    11/01/2010(A)           35,133
         5,000  NYS GO(1)                                5.250    11/15/2021    11/15/2010(A)            5,028
        80,000  NYS GO                                   5.300    07/15/2015    01/15/2011(A)           80,298
        10,000  NYS GO                                   5.300    07/15/2017    01/15/2011(A)           10,037
       100,000  NYS GO                                   5.375    10/01/2011    10/01/2010(A)          100,418
        50,000  NYS GO(1)                                5.500    07/15/2024    10/01/2012(A)           50,170
       495,000  NYS GO(1)                                5.500    07/15/2024    02/01/2011(A)          496,683
        40,000  NYS GO(1)                                6.600    12/01/2014    12/01/2010(A)           40,399
     3,250,000  NYS HFA (Affordable Hsg.)(1)             5.250    11/01/2027    11/01/2017(A)        3,362,483
       595,000  NYS HFA (Division Street)(1)             5.000    02/15/2026    02/15/2016(A)          609,179
       755,000  NYS HFA (Golden Age Apartments)(1)       5.000    02/15/2037    02/15/2016(A)          762,037
        20,000  NYS HFA (Hospital & Healthcare)(1)       5.000    11/01/2011    03/01/2011(A)           20,054
     9,665,000  NYS HFA (Hospital & Nursing Home)(1)     5.150    11/01/2016    11/01/2010(A)        9,712,262
        40,000  NYS HFA (Hospital & Nursing Home)        5.500    11/01/2012    11/01/2010(A)           43,427
        65,000  NYS HFA (Hospital & Nursing Home)        5.500    11/01/2013    11/01/2010(A)           72,891
        15,000  NYS HFA (Hospital & Nursing Home)        5.875    11/01/2010    11/01/2010              15,070
         5,000  NYS HFA (Hospital & Nursing Home)        5.900    11/01/2010    11/01/2010               5,024
        10,000  NYS HFA (Hospital & Nursing Home)        6.000    11/01/2013    11/01/2010(A)           11,578
        35,000  NYS HFA (Hospital & Nursing Home)        6.000    11/01/2014    11/01/2010(A)           42,027
        25,000  NYS HFA (Loewn Devel. of Wappingers
                Falls)(1)                                5.250    08/15/2019    02/15/2011(A)           25,111
        55,000  NYS HFA (Meadow Manor)(1)                7.750    11/01/2019(2) 11/01/2010(A)           55,943
       345,000  NYS HFA (Multifamily Hsg.)(1)            5.300    08/15/2022    08/15/2012(A)          351,196
     1,340,000  NYS HFA (Multifamily Hsg.)(1)            5.300    08/15/2024    02/15/2011(A)        1,344,409
        50,000  NYS HFA (Multifamily Hsg.)(1)            5.400    02/15/2016    02/15/2012(A)           50,337
     1,125,000  NYS HFA (Multifamily Hsg.)(1)            5.550    08/15/2019    08/15/2011(A)        1,131,998
        40,000  NYS HFA (Multifamily Hsg.)               5.600    02/15/2011    02/15/2011              40,314
     1,275,000  NYS HFA (Multifamily Hsg.)(1)            5.600    08/15/2019    08/15/2011(A)        1,282,982
     1,240,000  NYS HFA (Multifamily Hsg.)(1)            5.600    02/15/2026    02/15/2011(A)        1,244,352


                    22 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$    1,730,000  NYS HFA (Multifamily Hsg.)(1)            5.600%   08/15/2033    08/15/2012(A) $      1,758,061
       270,000  NYS HFA (Multifamily Hsg.)(1)            6.100    08/15/2028    02/15/2011(A)          270,354
       125,000  NYS HFA (Multifamily Hsg.)(1)            6.250    08/15/2025    02/15/2011(A)          125,178
       325,000  NYS HFA (Multifamily Hsg.)(1)            6.750    11/15/2036    11/15/2010(A)          354,149
        15,000  NYS HFA (Multifamily Hsg.)(1)            6.800    11/01/2014    11/01/2010(A)           15,054
        90,000  NYS HFA (Multifamily Hsg.)(1)            6.850    11/01/2019(2) 11/01/2010(A)           90,226
       530,000  NYS HFA (Newburgh Interfaith
                Emergency Hsg.)                          7.050    11/01/2012    11/15/2010(A)          532,189
        10,000  NYS HFA (Nonprofit Hsg.)                 6.200    11/01/2010    11/01/2010              10,041
        50,000  NYS HFA (Nonprofit Hsg.)                 6.200    11/01/2011    11/01/2010(A)           50,681
        40,000  NYS HFA (Nonprofit Hsg.)                 6.200    11/01/2012    11/01/2010(A)           40,539
        25,000  NYS HFA (Nonprofit Hsg.)                 6.200    11/01/2013    11/01/2010(A)           25,331
     5,385,000  NYS HFA (Phillips Village)               7.750    08/15/2017    02/15/2011(A)        5,449,028
     2,845,000  NYS HFA (Senior Devel. Hsg.)(1)          5.100    11/15/2023    11/15/2017(A)        2,985,059
     1,660,000  NYS HFA (Simeon Dewitt)(1)               8.000    11/01/2018(2) 11/01/2010(A)        1,710,945
       270,000  NYS HFA (Tiffany Gardens)(1)             4.500    08/15/2015    10/11/2012(B)          286,068
        10,000  NYS HFA, Series A                        5.875    11/01/2010    11/01/2010              10,042
     2,190,000  NYS HFA, Series A(1)                     6.100    11/01/2015(2) 11/01/2010(A)        2,199,658
       405,000  NYS HFA, Series A(1)                     6.125    11/01/2020(2) 11/01/2010(A)          405,656
     1,045,000  NYS Medcare (Hospital & Nursing
                Home)(1)                                 6.300    08/15/2023    02/15/2011(A)        1,049,117
       740,000  NYS Medcare (Hospital & Nursing
                Home)(1)                                 6.375    08/15/2033    02/15/2011(A)          742,753
       275,000  NYS Medcare (Hospital & Nursing
                Home)(1)                                 7.000    08/15/2032    02/15/2011(A)          276,166
       150,000  NYS Medcare (Hospital & Nursing
                Home)(1)                                 7.400    11/01/2016(2) 11/01/2010(A)          150,740
        80,000  NYS Medcare (Hospital & Nursing
                Home)(1)                                 9.375    11/01/2016(2) 11/01/2010(A)           80,580
    10,710,000  NYS Municipal Bond Bank Agency
                (Special School Purpose)(1)              5.250    12/01/2019    06/01/2013(A)       11,571,191
     2,930,000  NYS Municipal Bond Bank Agency
                (Special School Purpose)(1)              5.500    06/01/2015    06/01/2013(A)        3,218,253
       135,000  NYS UDC (South Mall) CAB                 5.857(8) 01/01/2011    01/01/2011             134,599
       130,000  NYS UDC (South Mall) CAB                 6.042(8) 01/01/2011    01/01/2011             129,614
     4,000,000  NYS UDC (Subordinated Lien)(1)           5.125    07/01/2020    07/01/2014(A)        4,344,560
     1,000,000  NYS UDC (Subordinated Lien)(1)           5.125    07/01/2021    07/01/2014(A)        1,079,460
     6,100,000  NYS UDC (Subordinated Lien)(1)           5.500    07/01/2016    10/01/2010(A)        6,123,180
       220,000  NYS UDC (Subordinated Lien)(1)           5.500    07/01/2016    01/01/2011(A)          220,922
     6,685,000  NYS UDC (Subordinated Lien)(1)           5.500    07/01/2022(2) 10/01/2010(A)        6,709,801
     6,730,000  NYS UDC (Subordinated Lien)(1)           5.600    07/01/2026(2) 01/01/2011(A)        6,752,344
     3,675,000  NYS UDC, Series D(1)                     5.625    01/01/2028    01/01/2019(A)        4,135,000
        70,000  Oneida County, NY GO(1)                  5.400    03/15/2011    03/15/2011              71,485
     2,285,000  Oneida County, NY IDA (Faxton
                Hospital)(1)                             6.625    01/01/2015(2) 01/01/2011(A)        2,314,522


                    23 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$      185,000  Oneida County, NY IDA (Mohawk Valley
                Network/Faxton-St. Luke's Healthcare
                Obligated Group)(1)                      5.000%   01/01/2013    01/01/2011(A) $        186,920
     1,190,000  Oneida County, NY IDA (Presbyterian
                Home)(1)                                 5.250    03/01/2019    03/01/2011(A)        1,201,376
     1,615,000  Oneida County, NY IDA (Presbyterian
                Home)(1)                                 6.100    06/01/2020    12/01/2010(A)        1,635,220
     1,000,000  Oneida County, NY IDA (Presbyterian
                Home)(1)                                 6.250    06/01/2015    12/01/2010(A)        1,013,690
       840,000  Onondaga County, NY IDA (Le Moyne
                College)(1)                              5.500    03/01/2014    03/01/2011(A)          845,838
       235,000  Orange County, NY IDA (Orange Mental
                Retardation Properties)(1)               6.125    05/01/2016(2) 11/15/2010(A)          235,891
     4,650,000  Orange County, NY IDA (St. Luke's
                Cornwall Hospital Obligated Group)(1)    6.000    12/01/2016(2) 12/01/2012(A)        4,796,894
     1,720,000  Orange County, NY IDA (St. Luke's
                Cornwall Hospital Obligated Group)(1)    6.000    12/01/2016(2) 12/01/2012(A)        1,774,335
        65,000  Oswego County, NY IDA (Seneca Hill
                Manor)(1)                                5.550    08/01/2022    02/01/2011(A)           65,088
     3,510,000  Oswego County, NY IDA (Seneca Hill
                Manor)(1)                                5.650    08/01/2037    02/01/2011(A)        3,513,370
       565,000  Otsego County, NY IDA (AOFMHS)(1)        5.350    10/01/2017    10/01/2010(A)          567,079
       510,000  Otsego County, NY IDA (Bassett
                Healthcare Project)(1)                   5.375    11/01/2020    11/01/2010(A)          510,301
     1,350,000  Otsego County, NY IDA (Hartwick
                College)(1)                              6.000    07/01/2013    07/01/2012(A)        1,376,352
     1,435,000  Otsego County, NY IDA (Hartwick
                College)(1)                              6.000    07/01/2014    07/01/2012(A)        1,458,907
     1,520,000  Otsego County, NY IDA (Hartwick
                College)(1)                              6.000    07/01/2015    07/01/2012(A)        1,538,711
     1,610,000  Otsego County, NY IDA (Hartwick
                College)(1)                              6.000    07/01/2016    07/01/2012(A)        1,624,184
     3,625,000  Otsego County, NY IDA (Mary Imogene
                Bassett Hospital)(1)                     5.350    11/01/2020    11/01/2010(A)        3,627,066
        25,000  Plattsburgh, NY Fire District No. 3      6.250    10/15/2014    10/15/2010(A)           25,762
    96,185,000  Port Authority  NY/NJ (JFK
                International Air Terminal)(1)           5.750    12/01/2022(2) 12/01/2010(A)       96,418,730
    43,160,000  Port Authority  NY/NJ (JFK
                International Air Terminal)(1)           5.750    12/01/2025    12/01/2010(A)       43,235,098
    49,140,000  Port Authority  NY/NJ (JFK
                International Air Terminal)(1)           5.900    12/01/2017(2) 12/01/2010(A)       49,416,658
    18,355,000  Port Authority  NY/NJ (JFK
                International Air Terminal)(1)           6.250    12/01/2014    12/01/2014          19,837,533
     8,810,000  Port Authority  NY/NJ (KIAC)             6.750    10/01/2011    04/08/2011(C)        8,809,648
    29,085,000  Port Authority  NY/NJ (KIAC)(1)          6.750    10/01/2019    09/03/2016(C)       28,603,352


                    24 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$       20,000  Port Authority  NY/NJ, 103rd Series(1)   5.250%   12/15/2012    06/15/2011(A) $         20,074
        10,000  Port Authority  NY/NJ, 116th Series(1)   5.000    10/01/2012    10/01/2010(A)           10,035
       100,000  Port Authority  NY/NJ, 116th Series(1)   5.000    10/01/2013    10/01/2010(A)          100,348
       160,000  Port Authority  NY/NJ, 116th Series(1)   5.250    10/01/2014    10/01/2010(A)          160,595
        55,000  Port Authority  NY/NJ, 116th Series(1)   5.250    10/01/2015    10/01/2010(A)           55,205
       815,000  Port Authority  NY/NJ, 122nd Series(1)   5.000    07/15/2018    01/15/2011(A)          816,345
        30,000  Port Authority  NY/NJ, 122nd Series(1)   5.000    07/15/2020    01/15/2011(A)           30,037
       100,000  Port Authority  NY/NJ, 122nd Series(1)   5.000    07/15/2022    01/15/2011(A)          100,096
        55,000  Port Authority  NY/NJ, 122nd Series(1)   5.000    07/15/2031    01/01/2011(A)           55,024
       165,000  Port Authority  NY/NJ, 122nd Series(1)   5.000    07/15/2031    01/01/2011(A)          165,071
     2,060,000  Port Authority  NY/NJ, 122nd Series      5.500    07/15/2011    07/15/2011           2,068,116
        25,000  Port Authority  NY/NJ, 122nd Series(1)   5.500    07/15/2012    01/15/2011(A)           25,090
     5,170,000  Port Authority  NY/NJ, 122nd Series(1)   5.500    07/15/2015    01/15/2011(A)        5,184,424
        30,000  Port Authority  NY/NJ, 124th Series(1)   4.800    08/01/2018    02/01/2011(A)           30,041
     1,695,000  Port Authority  NY/NJ, 124th Series(1)   5.000    08/01/2019    02/01/2011(A)        1,697,356
        20,000  Port Authority  NY/NJ, 124th Series(1)   5.000    08/01/2021    02/01/2011(A)           20,022
       265,000  Port Authority  NY/NJ, 124th Series(1)   5.000    08/01/2022    02/01/2011(A)          265,260
       325,000  Port Authority  NY/NJ, 124th Series(1)   5.000    08/01/2024    02/01/2011(A)          325,267
       100,000  Port Authority  NY/NJ, 124th Series(1)   5.000    08/01/2025    02/01/2011(A)          100,077
        60,000  Port Authority  NY/NJ, 124th Series(1)   5.000    08/01/2031    02/02/2011(A)           60,026
        15,000  Port Authority  NY/NJ, 126th Series(1)   5.000    11/15/2024    05/15/2014(A)           15,413
        85,000  Port Authority  NY/NJ, 126th Series(1)   5.125    11/15/2032    05/15/2013(A)           86,831
       230,000  Port Authority  NY/NJ, 127th Series(1)   5.000    12/15/2022    06/16/2013(A)          237,116
        30,000  Port Authority  NY/NJ, 127th Series(1)   5.000    12/15/2024    06/16/2014(A)           30,852
        10,000  Port Authority  NY/NJ, 131st Series(1)   5.000    12/15/2026    06/15/2015(A)           10,347
     5,745,000  Port Authority  NY/NJ, 141st Series(1)   5.000    09/01/2021    09/01/2015(A)        6,121,010
    14,110,000  Port Authority  NY/NJ, 141st Series(1)   5.000    09/01/2022    09/01/2015(A)       14,924,429
     6,000,000  Port Authority  NY/NJ, 141st Series(1)   5.000    09/01/2025    09/01/2015(A)        6,291,300
    10,000,000  Port Authority  NY/NJ, 141st Series(1)   5.000    09/01/2026    09/01/2015(A)       10,449,100
     4,300,000  Port Authority  NY/NJ, 143rd Series(1)   5.000    10/01/2030    04/01/2016(A)        4,451,446
     1,000,000  Port Authority  NY/NJ, 151st Series(1)   6.000    09/15/2028    03/15/2018(A)        1,149,330
       250,000  Port Authority  NY/NJ, 152nd Series(1)   5.000    11/01/2023    05/01/2018(A)          267,850
       100,000  Port Authority  NY/NJ, 152nd Series(1)   5.750    11/01/2030    05/01/2018(A)          112,225
     2,780,000  Port Authority  NY/NJ, 37th Series(1)    5.500    07/15/2019    07/15/2014(A)        3,137,035
     1,190,000  Poughkeepsie, NY IDA (Eastman & Bixby
                Redevel. Corp.)(1)                       5.900    08/01/2020    02/01/2011(A)        1,191,940
     1,200,000  Rensselaer County, NY IDA (Franciscan
                Heights)(1)                              5.375    12/01/2025    12/01/2014(A)        1,242,804
       135,000  Rensselaer County, NY IDA (Rensselaer
                Polytechnical Institute)(1)              5.125    08/01/2027    02/01/2011(A)          135,745
       265,000  Rensselaer County, NY IDA (Rensselaer
                Polytechnical Institute)(1)              5.125    08/01/2029    08/01/2011(A)          266,134
        50,000  Rensselaer County, NY IDA (Rensselaer
                Polytechnical Institute)(1)              5.500    08/01/2022    08/01/2011(A)           50,313


                    25 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$    1,750,000  Rensselaer County, NY Tobacco Asset
                Securitization Corp.(1)                  5.200%   06/01/2025    03/04/2011(C) $      1,661,993
     1,490,000  Rensselaer County, NY Tobacco Asset
                Securitization Corp.(1)                  5.750    06/01/2043    09/04/2024(C)        1,325,474
        55,000  Rensselaer, NY Hsg. Authority
                (Renwyck)                                7.650    01/01/2011    10/01/2010(A)           55,255
       230,000  Rensselaer, NY Municipal Leasing
                Corp. (Rensselaer County Nursing
                Home)(1)                                 5.000    06/01/2019    06/01/2014(A)          239,839
     5,845,000  Rensselaer, NY Municipal Leasing
                Corp. (Rensselaer County Nursing
                Home)(1)                                 5.875    06/01/2022    06/01/2014(A)        6,213,177
        35,000  Rockland County, NY Solid Waste
                Management Authority                     5.625    12/15/2014    06/15/2011(A)           35,101
     7,745,000  Rockland County, NY Tobacco Asset
                Securitization Corp.(1)                  5.500    08/15/2025    04/24/2014(C)        7,545,024
        55,000  Rome, NY HDC, Series A(1)                6.250    01/01/2024    10/01/2010(A)           55,082
       500,000  Saratoga County, NY IDA (Saratoga
                Hospital/Saratoga Care/Benedict
                Community Health Center)(1)              5.000    12/01/2014    12/01/2014             542,185
     3,725,000  Saratoga County, NY IDA (Saratoga
                Hospital/Saratoga Care/Benedict
                Community Health Center)(1)              5.750    12/01/2023    12/01/2010(A)        3,728,800
     6,540,000  Saratoga County, NY IDA (Saratoga
                Hospital/Saratoga Care/Benedict
                Community Health Center)(1)              5.750    12/01/2033    12/01/2010(A)        6,542,681
     3,405,000  Schenectady, NY Metroplex Devel.
                Authority, Series A(1)                   5.375    12/15/2021    12/15/2012(A)        3,564,354
        25,000  Scotia, NY GO(1)                         6.100    01/15/2012    01/15/2011(A)           25,378
        50,000  Seneca County, NY IDA (New York
                Chiropractic College)(1)                 4.000    10/01/2015    10/01/2015              52,616
       870,000  SONYMA, Series 101(1)                    5.000    10/01/2018    10/01/2015(A)          879,405
        25,000  SONYMA, Series 101(1)                    5.250    04/01/2022    10/01/2011(A)           25,245
     4,550,000  SONYMA, Series 101(1)                    5.350    10/01/2026    10/01/2011(A)        4,599,959
       795,000  SONYMA, Series 133(1)                    4.950    10/01/2021    04/01/2015(A)          819,001
       580,000  SONYMA, Series 145(1)                    4.950    10/01/2023    04/01/2017(A)          599,859
       200,000  SONYMA, Series 158(1)                    6.500    10/01/2028    08/01/2018(A)          227,180
        35,000  SONYMA, Series 27                        5.250    04/01/2013    10/01/2010(A)           35,071
    18,740,000  SONYMA, Series 29(1)                     5.400    10/01/2022(2) 10/01/2010(A)       18,753,305
    25,885,000  SONYMA, Series 29(4)                     5.450    10/01/2031    02/15/2013(A)       26,595,696
       400,000  SONYMA, Series 31(1)                     5.200    10/01/2021    04/01/2011(A)          402,152
       485,000  SONYMA, Series 31(1)                     5.300    10/01/2031    04/01/2011(A)          486,450
       140,000  SONYMA, Series 63(1)                     5.600    10/01/2010    10/01/2010             140,014
       100,000  SONYMA, Series 63                        5.700    04/01/2011    10/01/2010(A)          100,291
        85,000  SONYMA, Series 63                        5.700    10/01/2011    10/01/2010(A)           85,237
         5,000  SONYMA, Series 65                        5.550    10/01/2012    10/01/2010(A)            5,012


                    26 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$      100,000  SONYMA, Series 67(1)                     5.600%   10/01/2014(2) 03/01/2011(A) $        100,192
       195,000  SONYMA, Series 67(1)                     5.600    10/01/2014    03/01/2011(A)          195,425
     1,105,000  SONYMA, Series 67(1)                     5.700    10/01/2017(2) 03/01/2011(A)        1,106,713
       580,000  SONYMA, Series 67(1)                     5.800    10/01/2028(2) 03/01/2011(A)          609,499
        50,000  SONYMA, Series 69(1)                     5.400    10/01/2019    03/01/2011(A)           50,058
     3,785,000  SONYMA, Series 69(1)                     5.400    10/01/2019    03/01/2011(A)        3,789,391
     9,085,000  SONYMA, Series 69(1)                     5.500    10/01/2028    03/01/2011(A)        9,090,905
        25,000  SONYMA, Series 70(1)                     5.375    10/01/2017    03/01/2011(A)           25,036
       375,000  SONYMA, Series 71(1)                     5.350    10/01/2018    01/01/2011(A)          375,428
        35,000  SONYMA, Series 72(1)                     5.300    04/01/2027    01/01/2011(A)           35,029
       470,000  SONYMA, Series 73-A(1)                   5.250    10/01/2017    03/01/2011(A)          470,559
       215,000  SONYMA, Series 73-A                      5.300    10/01/2028    03/01/2011(A)          215,108
    29,220,000  SONYMA, Series 77(1)                     5.150    04/01/2029    12/01/2010(A)       29,249,804
     9,405,000  SONYMA, Series 79(1)                     5.250    10/01/2021    03/01/2011(A)        9,436,883
        55,000  SONYMA, Series 79(1)                     5.250    10/01/2021    03/01/2011(A)           55,255
       770,000  SONYMA, Series 79(1)                     5.300    04/01/2029    03/01/2011(A)          772,094
     2,140,000  SONYMA, Series 80(1)                     5.100    10/01/2017(2) 03/01/2011(A)        2,153,824
     5,395,000  SONYMA, Series 82(1)                     5.550    10/01/2019(2) 10/01/2010(A)        5,401,906
        45,000  SONYMA, Series 82(1)                     5.650    04/01/2030(2) 10/01/2010(A)           45,032
     1,635,000  SONYMA, Series 83(1)                     5.450    04/01/2018(2) 10/01/2010(A)        1,637,681
        45,000  SONYMA, Series 83(1)                     5.550    10/01/2027    10/01/2010(A)           45,042
        15,000  SONYMA, Series 83(1)                     5.550    10/01/2027    10/01/2010(A)           15,015
     6,150,000  SONYMA, Series 97(1)                     5.400    10/01/2021(2) 04/01/2011(A)        6,187,638
       500,000  SONYMA, Series 98(1)                     5.050    10/01/2017    04/01/2011(A)          504,435
       385,000  Spring Valley, NY (Quality
                Redevel.)(1)                             5.000    06/15/2021    06/15/2017(A)          411,850
       405,000  Spring Valley, NY (Quality
                Redevel.)(1)                             5.000    06/15/2022    06/15/2017(A)          429,114
       300,000  Spring Valley, NY GO(1)                  5.000    05/01/2020    05/01/2015(A)          316,926
       310,000  Spring Valley, NY GO(1)                  5.000    05/01/2021    05/01/2015(A)          325,497
       325,000  Spring Valley, NY GO(1)                  5.000    05/01/2022    05/01/2015(A)          338,829
       335,000  Spring Valley, NY GO(1)                  5.000    05/01/2023    05/01/2015(A)          347,646
       350,000  Spring Valley, NY GO(1)                  5.000    05/01/2024    05/01/2015(A)          362,369
       365,000  Spring Valley, NY GO(1)                  5.000    05/01/2025    05/01/2015(A)          376,822
     3,640,000  St. Lawrence County, NY IDA (Curran
                Renewable Energy)(1)                     6.200    12/01/2017    06/01/2014(C)        3,274,835
       535,000  Suffolk County, NY IDA
                (ALIA-CCDRCA)(1)                         7.000    06/01/2016    06/01/2013(A)          544,988
       500,000  Suffolk County, NY IDA (ALIA-Civic
                Facility)(1)                             5.950    11/01/2022    11/01/2022             469,405
       145,000  Suffolk County, NY IDA (ALIA-Civic
                Facility)                                6.000    11/01/2017    11/01/2017             141,131
       595,000  Suffolk County, NY IDA (ALIA-Civic
                Facility)(1)                             6.000    11/01/2017    11/01/2017             579,125
       645,000  Suffolk County, NY IDA (ALIA-FREE)(1)    7.000    06/01/2016    06/01/2013(A)          657,042


                    27 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$      230,000  Suffolk County, NY IDA (ALIA-IGHL)       5.950%   11/01/2022    11/01/2022    $        215,926
       335,000  Suffolk County, NY IDA (ALIA-IGHL)       6.500    12/01/2013    06/07/2011(C)          335,992
       800,000  Suffolk County, NY IDA (ALIA-LIHIA)(1)   5.950    11/01/2022    11/01/2022             751,048
       300,000  Suffolk County, NY IDA (ALIA-NYS ARC)    5.950    11/01/2022    11/01/2022             281,643
       300,000  Suffolk County, NY IDA (ALIA-WORCA)      5.950    11/01/2022    11/01/2022             281,643
       305,000  Suffolk County, NY IDA (ALIA-WORCA)      7.000    06/01/2016    04/09/2013(B)          310,694
       300,000  Suffolk County, NY IDA (Catholic
                Charities)                               6.000    10/01/2020    12/27/2014(C)          288,093
       300,000  Suffolk County, NY IDA (DDI)             6.000    10/01/2020    12/27/2014(C)          288,093
       300,000  Suffolk County, NY IDA (DDI)             6.000    10/01/2020    12/27/2014(C)          288,093
     1,065,000  Suffolk County, NY IDA (Dowling
                College)(1)                              5.000    06/01/2018    06/01/2018           1,005,211
    12,000,000  Suffolk County, NY IDA (Engel Berman
                at East Northport)(1)                    7.125    11/01/2049    11/01/2012(A)       12,229,440
    24,135,000  Suffolk County, NY IDA (Engel Berman
                at East Northport)(1)                    7.125    11/01/2049    11/01/2012(A)       24,596,461
       110,000  Suffolk County, NY IDA (Family
                Residences)                              6.000    10/01/2015    08/12/2012(C)          108,677
       390,000  Suffolk County, NY IDA (Family
                Residences), Series A                    6.375    12/01/2018    12/20/2013(C)          385,503
     2,655,000  Suffolk County, NY IDA (Family
                Residences), Series A(1)                 6.375    12/01/2018    10/03/2014(C)        2,624,388
       600,000  Suffolk County, NY IDA (Independent
                Group Home Living)(1)                    6.000    10/01/2020    06/27/2015(C)          576,186
       345,000  Suffolk County, NY IDA (L.I. Network
                Community Services)                      7.000    02/01/2014    02/01/2014             352,455
       265,000  Suffolk County, NY IDA
                (Mattituck-Laurel Library)(1)            6.000    09/01/2019(2) 03/01/2011(A)          268,363
       330,000  Suffolk County, NY IDA
                (Nassau-Suffolk Services for Autism)     6.250    11/01/2016    03/22/2013(C)          328,188
       120,000  Suffolk County, NY IDA
                (Nassau-Suffolk Services for Autism)     6.250    11/01/2016    04/13/2013(C)          119,341
       700,000  Suffolk County, NY IDA (New York
                Institute of Technology)(1)              5.250    03/01/2017    03/01/2015(A)          756,343
     1,000,000  Suffolk County, NY IDA (New York
                Institute of Technology)(1)              5.250    03/01/2018    03/01/2015(A)        1,067,500
       500,000  Suffolk County, NY IDA (New York
                Institute of Technology)(1)              5.250    03/01/2019    03/01/2015(A)          530,625
       720,000  Suffolk County, NY IDA (New York
                Institute of Technology)(1)              5.250    03/01/2020    03/01/2015(A)          757,656
     1,000,000  Suffolk County, NY IDA (New York
                Institute of Technology)(1)              5.250    03/01/2021    03/01/2015(A)        1,045,900
       715,000  Suffolk County, NY IDA
                (Pederson-Krager Center)(1)              6.375    11/01/2015    08/07/2012(C)          705,033


                    28 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$      530,000  Suffolk County, NY IDA
                (Pederson-Krager Center)(1)              6.400%   02/01/2015    10/23/2011(C) $        524,043
       200,000  Suffolk County, NY IDA (Suffolk
                Hotels)                                  6.000    10/01/2020    12/27/2014(C)          192,062
       500,000  Suffolk County, NY IDA (WORCA)(1)        6.000    10/01/2020    06/27/2015(C)          480,155
     1,360,000  Sullivan County, NY IDA (Center for
                Discovery)(1)                            5.625    06/01/2013    12/21/2010(C)        1,340,538
     4,700,000  Sullivan County, NY IDA (Center for
                Discovery)(1)                            5.875    07/01/2022    11/11/2016(C)        3,996,269
     5,370,000  Sullivan County, NY IDA (Center for
                Discovery)(1)                            6.375    02/01/2020    12/09/2014(C)        5,155,469
        30,000  Syracuse, NY Hsg. Authority(1)           5.400    09/01/2021    09/01/2015(A)           31,652
        55,000  Syracuse, NY Hsg. Authority (LRRHCF)     5.700    08/01/2027    02/01/2011(A)           55,098
     2,815,000  Syracuse, NY Hsg. Authority
                (LRRHCF)(1)                              5.800    08/01/2037    02/01/2011(A)        2,819,138
       300,000  Syracuse, NY IDA (Crouse Irving
                Companies)(1)                            5.250    01/01/2017    01/01/2011(A)          300,717
       565,000  Syracuse, NY IDA (One Center Armory
                Garage)                                  6.750    12/01/2017    12/01/2010(A)          565,316
       900,000  Tompkins County, NY IDA (Kendall at
                Ithaca)(1)                               5.750    07/01/2018    10/01/2010(A)          901,062
     2,000,000  Tompkins County, NY IDA (Kendall at
                Ithaca)(1)                               6.000    07/01/2024    01/01/2011(A)        2,001,520
       110,000  Tompkins, NY Health Care Corp.
                (Reconstruction Home)(1)                 5.875    02/01/2033    02/01/2011(A)          110,156
       390,000  Tompkins, NY Health Care Corp.
                (Reconstruction Home)(1)                10.800    02/01/2028(2) 02/01/2011(A)          418,318
       235,000  Tonawanda, NY Senior Citizen Hsg.
                Corp.                                    6.500    12/01/2010    12/01/2010             235,075
        10,000  Ulster County, NY GO(1)                  5.400    11/15/2013    11/15/2010(A)           10,062
        10,000  Ulster County, NY GO(1)                  5.400    11/15/2015    11/15/2010(A)           10,062
        25,000  Ulster County, NY GO(1)                  5.500    11/15/2012    11/15/2010(A)           25,157
     1,080,000  Ulster County, NY IDA (Kingston
                Hospital)(1)                             5.650    11/15/2024    11/15/2010(A)        1,092,496
       155,000  Ulster County, NY Res Rec(1)             5.000    03/01/2016    03/01/2016             170,274
       160,000  Ulster County, NY Res Rec(1)             5.000    03/01/2017    03/01/2016(A)          173,509
       170,000  Ulster County, NY Res Rec(1)             5.000    03/01/2018    03/01/2016(A)          182,276
       360,000  Ulster County, NY Tobacco Asset
                Securitization Corp.(1)                  6.000    06/01/2040    06/04/2028(C)          328,529
        25,000  Ulster County, NY Tobacco Asset
                Securitization Corp.                     6.250    06/01/2025    12/29/2020(C)           24,929
       830,000  Ulster County, NY Tobacco Asset
                Securitization Corp.(1)                  6.450    06/01/2040    09/14/2026(C)          756,852
    10,795,000  Ulster County, NY Tobacco Asset
                Securitization Corp.                     6.750    06/01/2030    06/18/2024(C)       10,736,707
       125,000  Utica, NY IDA
                (Munson-Williams-Proctor Arts
                Institute)(1)                            5.375    07/15/2019    07/15/2011(A)          126,688


                    29 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$       75,000  Utica, NY IDA
                (Munson-Williams-Proctor Arts
                Institute)(1)                            5.400%   07/15/2030    07/15/2012(A) $         76,403
        20,000  Utica, NY IDA
                (Munson-Williams-Proctor Arts
                Institute)(1)                            5.500    07/15/2016    01/15/2011(A)           20,069
        25,000  Utica, NY IDA
                (Munson-Williams-Proctor Arts
                Institute)(1)                            5.500    07/15/2029    07/15/2011(A)           25,284
       640,000  Utica, NY IDA (Utica College Civic
                Facility)(1)                             6.375    12/01/2011    06/07/2011(B)          657,446
       250,000  Utica, NY SCHC (Multifamily),
                Series A(1)                              5.550    12/01/2017    12/01/2010(A)          252,875
       295,000  Utica, NY SCHC (Steinhorst)(1)           6.875    04/15/2018    04/15/2011(A)          299,210
       935,000  Utica, NY SCHC (Steinhorst)(1)           7.125    04/15/2021    04/15/2011(A)          945,238
        15,000  Victor, NY GO(1)                         4.800    12/15/2017    12/01/2010(A)           15,135
       100,000  Westchester County, NY GO(1)             5.375    12/15/2012    06/15/2011(A)          100,895
        50,000  Westchester County, NY GO(1)             5.375    12/15/2013    06/15/2011(A)           50,423
        45,000  Westchester County, NY Healthcare
                Corp., Series B(1)                       5.375    11/01/2020    11/01/2010(A)           45,087
     1,395,000  Westchester County, NY IDA
                (Children's Village)(1)                  5.300    03/15/2014    04/20/2012(C)        1,361,646
       140,000  Westchester County, NY IDA (Clearview
                School)                                  6.600    01/01/2014    12/27/2010(C)          142,139
       580,000  Westchester County, NY IDA (Guiding
                Eyes for the Blind)(1)                   4.500    08/01/2012    02/18/2011(C)          590,573
     1,000,000  Westchester County, NY IDA (JDAM)(1)     6.750    04/01/2016(2) 10/01/2010(A)        1,006,950
       200,000  Westchester County, NY IDA (Purchase
                College Foundation Hsg. Corp.)(1)        5.500    12/01/2015    12/01/2013(A)          208,862
     1,990,000  Westchester County, NY IDA
                (Rippowam-Cisqua School)(1)              5.750    06/01/2029    06/01/2011(A)        1,996,288
     1,175,000  Westchester County, NY IDA
                (Schnurmacher Center)(1)                 6.000    11/01/2011    11/01/2011           1,190,310
       110,000  Westchester County, NY IDA
                (Westchester Airport Assoc.)(1)          5.850    08/01/2014    02/01/2011(A)          110,325
       690,000  Westchester County, NY IDA
                (Westchester Airport Assoc.)(1)          5.950    08/01/2024(2) 02/01/2011(A)          690,738
       100,000  Westchester County, NY IDA (Winward
                School)                                  5.200    10/01/2021    10/01/2011(A)          100,942
     7,560,000  Westchester County, NY Tobacco Asset
                Securitization Corp.(1)                  4.500    06/01/2021    01/10/2011(C)        7,386,725
     9,600,000  Westchester County, NY Tobacco Asset
                Securitization Corp.(1)                  5.000    06/01/2026    07/07/2014(C)        8,815,680
        90,000  White Plains, NY HDC (Battle Hill)(1)    6.650    02/01/2025    02/01/2011(A)           90,169
       110,000  Yonkers, NY IDA (Michael Malotz
                Skilled Nursing Pavilion)(1)             5.450    02/01/2029    02/01/2011(A)          110,565
       165,000  Yonkers, NY IDA (Michael Malotz
                Skilled Nursing Pavilion)                5.650    02/01/2039    02/01/2011(A)          165,797


                    30 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
New York Continued
$    1,455,000  Yonkers, NY IDA (Monastery Manor
                Associates)(1)                           5.000%   04/01/2025    04/01/2015(A) $      1,491,200
     1,250,000  Yonkers, NY IDA (Sarah Lawrence
                College)(1)                              5.750    06/01/2024    06/01/2019(A)        1,393,338
     1,565,000  Yonkers, NY IDA (St. John's Riverside
                Hospital)(1)                             6.800    07/01/2016    07/01/2012(A)        1,578,725
                                                                                              ----------------
                                                                                                 3,378,394,371
U.S. Possessions--26.8%
     9,210,000  Guam Airport Authority, Series C(1)      5.375    10/01/2019    10/01/2013(B)        9,476,169
     6,000,000  Guam Airport Authority, Series C(1)      5.375    10/01/2020    10/01/2013(A)        6,147,600
       192,000  Guam EDA (TASC)                          5.300    05/15/2014    05/15/2014             221,228
       290,000  Guam Government Limited Obligation(1)    5.000    11/01/2017    12/07/2015(C)          286,332
        50,000  Guam International Airport
                Authority(1)                             4.500    10/01/2014    10/01/2013(A)           51,637
        10,000  Guam International Airport
                Authority(1)                             5.000    10/01/2023    10/01/2013(A)           10,040
        25,000  Guam International Airport
                Authority(1)                             5.250    10/01/2016    10/01/2013(A)           26,645
     1,290,000  Guam Power Authority, Series A(1)        5.000    10/01/2018    04/01/2011(A)        1,290,065
        25,000  Guam Power Authority, Series A(1)        5.000    10/01/2024    07/23/2023(C)           24,629
        20,000  Guam Power Authority, Series A           5.250    10/01/2013    10/01/2010(A)           20,040
       335,000  Guam Power Authority, Series A(1)        5.250    10/01/2013    10/01/2010(A)          335,677
        50,000  Guam Power Authority, Series A(1)        5.250    10/01/2014    10/01/2010(A)           50,014
       655,000  Guam Power Authority, Series A(1)        5.250    10/01/2023    09/02/2019(C)          655,000
       710,000  Guam Power Authority, Series A(1)        5.250    10/01/2023    09/02/2019(C)          710,000
        40,000  Guam Power Authority, Series A(1)        5.250    10/01/2034    11/06/2032(C)           39,730
       205,000  Guam Tobacco Settlement Economic
                Devel. & Commerce Authority (TASC)       5.250    06/01/2032    06/01/2017(C)          197,036
       100,000  Northern Mariana Islands
                Commonwealth, Series A(1)                6.750    10/01/2033    09/02/2012(C)          100,032
       375,000  Puerto Rico Children's Trust Fund
                (TASC)(1)                                4.100    05/15/2013    05/15/2012(A)          380,171
       200,000  Puerto Rico Children's Trust Fund
                (TASC)(1)                                4.250    05/15/2014    05/15/2012(A)          202,122
   215,875,000  Puerto Rico Children's Trust Fund
                (TASC)(1)                                5.375    05/15/2033    10/31/2013(C)      216,241,988
    68,875,000  Puerto Rico Children's Trust Fund
                (TASC)(1)                                5.500    05/15/2039    08/02/2020(C)       64,097,830
    30,755,000  Puerto Rico Children's Trust Fund
                (TASC)(1)                                5.625    05/15/2043    09/24/2022(C)       28,653,818
    17,500,000  Puerto Rico Commonwealth GO(1)           4.750    12/01/2015    12/01/2013(A)       18,234,300
        50,000  Puerto Rico Commonwealth GO(1)           5.000    07/01/2026    01/01/2011(A)           50,019
        50,000  Puerto Rico Commonwealth GO(1)           5.000    07/01/2028    07/01/2011(A)           50,018
     2,000,000  Puerto Rico Commonwealth GO(1)           5.000    07/01/2030    07/01/2012(D)        2,090,600


                    31 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
U.S. Possessions Continued
$    7,000,000  Puerto Rico Commonwealth GO(1)           5.250%   01/01/2015    01/01/2015    $      7,475,510
       880,000  Puerto Rico Commonwealth GO(1)           5.250    07/01/2018    07/01/2013(A)          920,973
       900,000  Puerto Rico Commonwealth GO(1)           5.250    07/01/2019    07/01/2013(A)          930,798
     2,430,000  Puerto Rico Commonwealth GO(1)           5.250    07/01/2021    07/01/2014(A)        2,506,083
     3,400,000  Puerto Rico Commonwealth GO(1)           5.250    07/01/2022    07/01/2014(A)        3,499,926
     7,350,000  Puerto Rico Commonwealth GO(1)           5.250    07/01/2022    07/01/2016(A)        7,667,741
     2,315,000  Puerto Rico Commonwealth GO(1)           5.250    07/01/2022    07/01/2013(A)        2,386,534
     4,575,000  Puerto Rico Commonwealth GO(1)           5.250    07/01/2023    07/01/2014(A)        4,703,054
    11,000,000  Puerto Rico Commonwealth GO(1)           5.250    07/01/2023    07/01/2013(A)       11,316,800
     7,395,000  Puerto Rico Commonwealth GO(1)           5.250    07/01/2023    07/01/2016(A)        7,699,452
    15,850,000  Puerto Rico Commonwealth GO(1)           5.250    07/01/2024    07/01/2013(A)       16,260,674
    21,785,000  Puerto Rico Commonwealth GO(1)           5.250    07/01/2025    07/01/2016(A)       22,625,901
     4,750,000  Puerto Rico Commonwealth GO(1)           5.250    07/01/2027    07/01/2016(A)        4,933,350
     2,840,000  Puerto Rico Commonwealth GO(1)           5.250    07/01/2030    07/01/2016(A)        2,939,428
     5,000,000  Puerto Rico Commonwealth GO(1)           5.250    07/01/2030    07/01/2017(A)        5,201,150
    11,735,000  Puerto Rico Commonwealth GO(1)           5.250    07/01/2032    07/01/2016(A)       12,068,039
    14,750,000  Puerto Rico Commonwealth GO(1)           5.250    07/01/2032    07/01/2017(A)       15,230,850
     6,060,000  Puerto Rico Commonwealth GO(1)           5.375    07/01/2028    07/01/2011(A)        6,099,269
     4,500,000  Puerto Rico Commonwealth GO(1)           5.500    07/01/2021    07/01/2021           4,958,685
    18,600,000  Puerto Rico Commonwealth GO(1)           5.500    07/01/2023    07/01/2018(A)       19,892,514
       275,000  Puerto Rico Commonwealth GO(1)           5.625    07/01/2019    01/01/2011(A)          275,380
        40,000  Puerto Rico Commonwealth GO(1)           6.000    07/01/2027    07/01/2018(A)           44,052
     1,950,000  Puerto Rico Commonwealth GO(1)           6.500    07/01/2037    07/01/2019(A)        2,197,845
     4,905,000  Puerto Rico Electric Power Authority,
                Series CCC(1)                            5.250    07/01/2028    07/01/2020(A)        5,301,128
        85,000  Puerto Rico HFA(1)                       5.000    12/01/2020    12/01/2013(A)           89,408
    37,000,000  Puerto Rico HFA (Vivienda
                Modernization)(1)                        4.750    10/01/2011    02/01/2011(A)       37,051,430
       100,000  Puerto Rico HFC(1)                       5.100    12/01/2018    12/01/2010(A)          102,013
        90,000  Puerto Rico Highway & Transportation
                Authority(1)                             5.000    07/01/2022    01/01/2011(A)           90,125
        35,000  Puerto Rico Highway & Transportation
                Authority(1)                             5.000    07/01/2028    01/01/2011(A)           35,041
        90,000  Puerto Rico Highway & Transportation
                Authority(1)                             5.000    07/01/2028    07/01/2013(A)           91,193
       425,000  Puerto Rico Highway & Transportation
                Authority(1)                             5.750    07/01/2019    07/01/2013(A)          445,477
       230,000  Puerto Rico Highway & Transportation
                Authority(1)                             5.750    07/01/2020    07/01/2013(A)          239,161
     7,995,000  Puerto Rico Highway & Transportation
                Authority(1)                             5.750    07/01/2022    07/01/2013(A)        8,273,466
         5,000  Puerto Rico Highway & Transportation
                Authority, Series A(1)                   5.000    07/01/2028    01/01/2011(A)            5,002
     7,000,000  Puerto Rico Highway & Transportation
                Authority, Series E(1)                   5.750    07/01/2024    07/01/2012(A)        7,148,890


                    32 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
U.S. Possessions Continued
$    4,355,000  Puerto Rico Highway & Transportation
                Authority, Series K(1)                   5.000%   07/01/2021    07/01/2015(A) $      4,477,898
    11,000,000  Puerto Rico Highway & Transportation
                Authority, Series K(1)                   5.000    07/01/2022    07/01/2015(A)       11,284,240
    12,275,000  Puerto Rico Highway & Transportation
                Authority, Series K(1)                   5.000    07/01/2023    07/01/2015(A)       12,571,073
    12,760,000  Puerto Rico Highway & Transportation
                Authority, Series K(1)                   5.000    07/01/2024    07/01/2015(A)       13,045,824
    14,545,000  Puerto Rico Highway & Transportation
                Authority, Series K(1)                   5.000    07/01/2025    07/01/2015(A)       14,864,554
    16,725,000  Puerto Rico Highway & Transportation
                Authority, Series K(1)                   5.000    07/01/2026    07/01/2015(A)       17,106,832
     1,000,000  Puerto Rico Highway & Transportation
                Authority, Series K(1)                   5.000    07/01/2027    07/01/2015(A)        1,021,970
    16,800,000  Puerto Rico Highway & Transportation
                Authority, Series N(1)                   0.887(7) 07/01/2045    07/04/2043(C)        8,950,200
       160,000  Puerto Rico Industrial Devel.
                Company, Series B(1)                     5.375    07/01/2016    01/01/2011(A)          160,219
       780,000  Puerto Rico Infrastructure(1)            5.000    07/01/2019    07/01/2016(A)          822,346
     5,000,000  Puerto Rico Infrastructure(1)            5.500    07/01/2021    07/01/2021           5,603,450
       175,000  Puerto Rico Infrastructure (Mepsi
                Campus)                                  5.600    10/01/2014    10/01/2014             180,082
     4,250,000  Puerto Rico Infrastructure Financing
                Authority(1)                             5.500    07/01/2023    07/01/2023           4,773,048
     3,135,000  Puerto Rico ITEMECF (Ana G. Mendez
                University)(1)                           5.375    02/01/2019    02/01/2011(A)        3,142,932
    19,610,000  Puerto Rico ITEMECF (Cogeneration
                Facilities)(1)                           6.625    06/01/2026(2) 06/01/2011(A)       19,771,194
     1,500,000  Puerto Rico ITEMECF (Dr. Pila
                Hospital)(1)                             6.125    08/01/2025    02/01/2011(A)        1,502,715
        60,000  Puerto Rico ITEMECF (Guaynabo
                Municipal Government Center)(1)          5.625    07/01/2015    10/01/2010(A)           60,143
        25,000  Puerto Rico ITEMECF (Hospital Auxilio
                Mutuo)(1)                                5.500    07/01/2017    01/01/2011(A)           25,031
        95,000  Puerto Rico ITEMECF (Hospital Auxilio
                Mutuo)(1)                                5.500    07/01/2026    07/01/2011(A)           95,028
       560,000  Puerto Rico ITEMECF (Hospital Auxilio
                Mutuo)(1)                                6.250    07/01/2016    10/01/2010(A)          562,352
        75,000  Puerto Rico ITEMECF (Hospital de la
                Concepcion)(1)                           6.125    11/15/2025    11/15/2011(A)           76,160
       750,000  Puerto Rico ITEMECF (Hospital de la
                Concepcion)(1)                           6.375    11/15/2015    11/15/2010(A)          761,790
     2,000,000  Puerto Rico ITEMECF (Hospital de la
                Concepcion)(1)                           6.500    11/15/2020    11/15/2011(A)        2,031,860
       100,000  Puerto Rico ITEMECF (InterAmerican
                University)(1)                           5.000    10/01/2015    10/01/2010(A)          100,250
       130,000  Puerto Rico ITEMECF (InterAmerican
                University)(1)                           5.000    10/01/2022    10/01/2010(A)          130,044


                    33 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
U.S. Possessions Continued
$    2,250,000  Puerto Rico ITEMECF (SEAM/Hospital
                Espanol Auxillio Obligated Group)(1)     6.250%   07/01/2024    10/01/2010(A) $      2,253,150
     2,190,000  Puerto Rico ITEMECF (University
                Plaza)(1)                                5.625    07/01/2015    01/01/2011(A)        2,207,235
     2,215,000  Puerto Rico ITEMECF (University
                Plaza)(1)                                5.625    07/01/2016    01/01/2011(A)        2,232,432
     2,345,000  Puerto Rico ITEMECF (University
                Plaza)(1)                                5.625    07/01/2017    01/01/2011(A)        2,363,455
       355,000  Puerto Rico ITEMECF (University
                Plaza)(1)                                5.625    07/01/2018    01/01/2011(A)          357,794
     1,875,000  Puerto Rico ITEMECF (University
                Plaza)(1)                                5.625    07/01/2019    01/01/2011(A)        1,889,756
     9,400,000  Puerto Rico Municipal Finance Agency,
                Series A(1)                              5.250    08/01/2023    08/01/2015(A)        9,730,786
    10,000,000  Puerto Rico Municipal Finance Agency,
                Series A(1)                              5.250    08/01/2024    08/01/2015(A)       10,334,400
       230,000  Puerto Rico Municipal Finance Agency,
                Series A(1)                              5.500    07/01/2017    10/01/2010(A)          230,483
     6,880,000  Puerto Rico Public Buildings
                Authority(1)                             5.000    07/01/2028    07/01/2012(D)        7,140,408
    11,560,000  Puerto Rico Public Buildings
                Authority(1)                             5.000    07/01/2036    07/01/2012(D)       11,997,546
       545,000  Puerto Rico Public Buildings
                Authority(1)                             5.125    07/01/2024    07/01/2012(A)          550,003
    14,280,000  Puerto Rico Public Buildings
                Authority(1)                             5.250    07/01/2029    07/01/2014(A)       14,595,588
     3,255,000  Puerto Rico Public Buildings
                Authority(1)                             5.500    07/01/2025    07/01/2017(A)        3,444,441
    13,195,000  Puerto Rico Public Buildings
                Authority(1)                             5.500    07/01/2026    07/01/2017(A)       13,900,141
     1,250,000  Puerto Rico Public Buildings
                Authority(1)                             5.500    07/01/2035    07/01/2017(A)        1,371,538
     1,400,000  Puerto Rico Public Buildings
                Authority(1)                             5.750    07/01/2034    07/01/2017(A)        1,556,758
     8,795,000  Puerto Rico Public Buildings
                Authority(1)                             7.000    07/01/2021    06/01/2014(A)        9,851,719
    31,150,000  Puerto Rico Public Buildings
                Authority(1)                             7.000    07/01/2025    06/01/2014(A)       34,369,041
       825,000  Puerto Rico Public Buildings
                Authority, Series G(1)                   5.250    07/01/2019    07/01/2012(A)          840,345
     1,000,000  Puerto Rico Public Finance Corp.,
                Series A(1)                              4.100    08/01/2029    02/01/2012(D)        1,016,730
    60,270,000  Puerto Rico Public Finance Corp.,
                Series A(1)                              5.250    08/01/2029    02/01/2012(D)       62,180,559
    40,635,000  Puerto Rico Public Finance Corp.,
                Series A(1)                              5.250    08/01/2030    02/01/2012(D)       41,923,130


                    34 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
U.S. Possessions Continued
$   28,325,000  Puerto Rico Public Finance Corp.,
                Series A(1)                              5.250%   08/01/2031    02/01/2012(D) $     29,222,903
    75,410,000  Puerto Rico Public Finance Corp.,
                Series A(1)                              5.750    08/01/2027    02/01/2012(D)       78,291,416
    19,000,000  Puerto Rico Sales Tax Financing
                Corp., Series A(1)                       5.625    08/01/2030    02/01/2015(A)       19,958,170
    71,000,000  Puerto Rico Sales Tax Financing
                Corp., Series A(1)                       6.125    08/01/2029    02/01/2014(A)       74,959,670
     4,080,000  University of Puerto Rico(1)             5.000    06/01/2025    06/01/2016(A)        4,154,256
     2,750,000  University of Puerto Rico(1)             5.000    06/01/2026    06/01/2016(A)        2,797,300
        95,000  University of Puerto Rico(1)             5.500    06/01/2012(2) 12/01/2010(A)           95,251
     7,470,000  University of Puerto Rico, Series P(1)   5.000    06/01/2021    06/01/2016(A)        7,614,545
     8,500,000  University of Puerto Rico, Series P(1)   5.000    06/01/2022    06/01/2016(A)        8,650,450
     5,645,000  University of Puerto Rico, Series P(1)   5.000    06/01/2030    06/01/2016(A)        5,691,741
     8,410,000  University of Puerto Rico, Series Q(1)   5.000    06/01/2023    06/01/2016(A)        8,563,062
       300,000  University of Puerto Rico, Series Q(1)   5.000    06/01/2030    06/01/2016(A)          302,484
     5,250,000  V.I. Government Refinery Facilities
                (Hovensa Coker)(1)                       6.500    07/01/2021(2) 01/01/2013(A)        5,356,470
        80,000  V.I. HFA, Series A                       6.500    03/01/2025(2) 03/01/2011(A)           80,100
     1,000,000  V.I. Port Authority, Series A(1)         5.250    09/01/2018    09/01/2011(A)        1,011,270
     3,500,000  V.I. Public Finance Authority
                (Hovensa Refinery)(1)                    4.700    07/01/2022    10/01/2018(C)        3,266,025
     4,825,000  V.I. Public Finance Authority
                (Hovensa Refinery)(1)                    5.875    07/01/2022    07/01/2014(A)        4,898,195
     1,075,000  V.I. Public Finance Authority
                (Matching Fund Loan Note)(1)             5.250    10/01/2021    10/01/2014(A)        1,126,804
       620,000  V.I. Public Finance Authority
                (Matching Fund Loan Note)(1)             6.750    10/01/2037    10/01/2019(A)          702,596
     1,000,000  V.I. Public Finance Authority,
                Series A(1)                              5.250    10/01/2016    10/01/2014(A)        1,086,430
     2,000,000  V.I. Public Finance Authority,
                Series A(1)                              5.250    10/01/2022    10/01/2014(A)        2,087,260
     2,000,000  V.I. Public Finance Authority,
                Series A(1)                              5.250    10/01/2023    10/01/2014(A)        2,082,380
       250,000  V.I. Public Finance Authority,
                Series A(1)                              5.625    10/01/2010    10/01/2010             250,030
    12,035,000  V.I. Public Finance Authority,
                Series A(1)                              6.375    10/01/2019(2) 10/01/2011(A)       12,182,068
     1,015,000  V.I. Tobacco Settlement Financing
                Corp. (TASC)(1)                          4.750    05/15/2012    05/15/2011(A)        1,026,459
        80,000  V.I. Tobacco Settlement Financing
                Corp. (TASC)(1)                          4.950    05/15/2014    05/15/2011(A)           80,673
     1,050,000  V.I. Tobacco Settlement Financing
                Corp. (TASC)(1)                          5.000    05/15/2021    12/09/2010(C)        1,019,613
     1,440,000  V.I. Tobacco Settlement Financing
                Corp. (TASC)(1)                          5.000    05/15/2031    04/12/2015(C)        1,272,355


                    35 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

   Principal                                                                     Effective
    Amount                                               Coupon    Maturity      Maturity*          Value
--------------                                           ------   ----------    ----------    ----------------
U.S. Possessions Continued
$    2,500,000  V.I. Water & Power Authority(1)          5.500%   07/01/2017    01/01/2011(A) $      2,504,813
                                                                                              ----------------
                                                                                                 1,210,142,544
Total Investments, at Value (Cost $4,520,240,039)-101.6%                                         4,588,536,915
Liabilities in Excess of Other Assets-(1.6)                                                        (70,079,871)
                                                                                              ----------------
Net Assets-100.0%                                                                             $  4,518,457,044
                                                                                              ================

Footnotes to Statement of Investments

Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

(A.) Optional call date; corresponds to the most conservative yield calculation.

(B.) Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

(C.) Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

(D.) Date of mandatory put.

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(2.) Security also has mandatory sinking fund principal payments prior to maturity and an average life which is shorter than the stated final maturity.

(3.) When-issued security or delayed delivery to be delivered and settled after September 30, 2010. See accompanying Notes.

(4.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

(5.) Issue is in default. See accompanying Notes.

(6.) Subject to a forbearance agreement. Rate shown is current rate. See accompanying Notes.

(7.) Represents the current interest rate for a variable or increasing rate security.

(8.) Zero coupon bond reflects effective yield on the date of purchase.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of September 30, 2010 based on valuation input level:

                              LEVEL 1--         LEVEL 2--            LEVEL 3--
                              UNADJUSTED    OTHER SIGNIFICANT       SIGNIFICANT
                            QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS        VALUE
                            -------------   -----------------   -------------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   New York                      $--          $3,365,833,482        $12,560,889       $3,378,394,371
   U.S. Possessions               --           1,210,142,544                 --        1,210,142,544
                                 ---          --------------        -----------       --------------
Total Assets                     $--          $4,575,976,026        $12,560,889       $4,588,536,915
                                 ---          --------------        -----------       --------------


                    36 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS      Assoc. for Children with Down Syndrome
ACLD      Adults and Children with Learning and Developmental Disabilities
ALIA      Alliance of Long Island Agencies
AOFMHS    Aurelia Osborn Fox Memorial Hospital Society
ARC       Assoc. of Retarded Citizens
BANs      Bond Anticipation Notes
BFCC      Brookdale Family Care Center
BID       Business Improvement District
BOCES     Board of Cooperative Educational Services
CAB       Capital Appreciation Bond
CCDRCA    Catholic Charities of the Diocese of Rockville Centre and Affiliates
CHSLI     Catholic Health Services of Long Island
CMA       Community Mainstreaming Associates, Inc.
COP       Certificates of Participation
CRR       Center for Rapid Recovery
CRV       Crystal Run Village
CSMR      Community Services for the Mentally Retarded
Con Ed    Consolidated Edison Company
DA        Dormitory Authority
DDI       Developmental Disabilities Institute
DRIVERS   Derivative Inverse Tax Exempt Receipts
EDA       Economic Devel. Authority
EFC       Environmental Facilities Corp.
ERDA      Energy Research and Devel. Authority
FNHC      Ferncilff Nursing Home Company
FREE      Family Residences and Essential Enterprises
GO        General Obligation
GSHMC     Good Samaritan Hospital Medical Center
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HKSB      Helen Keller Services for the Blind
IDA       Industrial Devel. Agency
IGHL      Independent Group Home for Living
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JDAM      Julia Dyckman Andrus Memorial
JFK       John Fitzgerald Kennedy
KR        Kateri Residence
L.I.      Long Island
LIHIA     Long Island Head Injury Assoc.
LILCO     Long Island Lighting Corp.
LRRHCF    Loretto Rest Residential Health Care Facility
MMC       Mercy Medical Center
MMWNHC    Mary Manning Walsh Nursing Home Company
MTA       Metropolitan Transportation Authority
NSUH      North Shore University Hospital
NSUHGC    North Shore University Hospital at Glen Cove


                    37 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

NSUHPL    North Shore University Hospital at Plainview
NY/NJ     New York/New Jersey
NYC       New York City
NYS       New York State
NYU       New York University
RIBS      Residual Interest Bonds
Res Rec   Resource Recovery Facility
ROLs      Residual Option Longs
SAVRS     Select Auction Variable Rate Securities
SCHC      Senior Citizen Housing Corp.
SCHRC     St. Charles Hospital and Rehabilitation Center
SCSMC     St. Catherine of Sienna Medical Center
SEAM      Sociedad Espanola de Auxilio Mutuo
SFH       St. Francis Hospital
SFTU      Services for the Underserved
SONYMA    State of New York Mortgage Agency
SUNY      State University of New York
SV        Sienna Village
TASC      Tobacco Settlement Asset-Backed Bonds
TFABs     Tobacco Flexible Amortization Bonds
UBF       University of Buffalo Foundation
UDC       Urban Devel. Corp.
USBFCC    Urban Strategies Brookdale Family Care Center
V.I.      United States Virgin Islands
WORCA     Working Organization for Retarded Children and Adults
YAI       Young Adult Institute
YMCA      Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.


                    38 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 30, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

                          WHEN-ISSUED OR DELAYED
                       DELIVERY BASIS TRANSACTIONS
                       ---------------------------
Purchased securities           $40,810,144

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 5% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $104,905,000 as of September 30, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of


                    39 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At September 30, 2010, municipal bond holdings with a value of $162,761,486 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $104,905,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At September 30, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL AMOUNT       INVERSE FLOATER(1)      COUPON RATE (2)   MATURITY DATE      VALUE
----------------   -------------------------   ---------------   -------------   -----------
   $3,335,000      NYC GO DRIVERS                  13.258%          8/15/23      $ 4,401,233
    3,780,000      NYC GO DRIVERS                  13.264           12/1/23        5,031,823
    2,240,000      NYC GO ROLs(3)                  20.184            4/1/30        3,011,926
    7,250,000      NYC GO ROLs(3)                  17.028            6/1/23       10,210,320
    5,000,000      NYC GO ROLs(3)                  10.303            4/1/22        6,851,600
    9,895,000      NYS DA ROLs(3)                  23.684           8/15/30       12,011,343
    7,085,000      NYS DA ROLs(3)                   9.796            7/1/27        9,152,545
    6,475,000      SONYMA, Series 29 DRIVERS       18.936           10/1/31        7,185,696
                                                                                 -----------
                                                                                 $57,856,486
                                                                                 ===========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 37-38 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $71,270,000.


                    40 | Limited Term New York Municipal Fund

LIMITED TERM NEW YORK MUNICIPAL FUND
STATEMENT OF INVESTMENTS September 30, 2010 (Unaudited)

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of September 30, 2010 is as follows:

Cost                                $595,000
Market Value                        $511,855
Market Value as a % of Net Assets       0.01%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. As of September 30, 2010, securities with an aggregate market value of $544,160, representing 0.01% of the Fund's net assets, were subject to these forbearance agreements. Interest and principal payments of $13,866 and $410,000, respectively, are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $4,411,478,688(1)
                                 ==============
Gross unrealized appreciation    $  115,191,765
Gross unrealized depreciation       (46,942,108)
                                 --------------
Net unrealized appreciation      $   68,249,657
                                 ==============

(1.) The Federal tax cost of securities does not include cost of $108,808,570, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


                    41 | Limited Term New York Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rochester Portfolio Series


By: /s/ William F. Glavin, Jr.
    ------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 11/09/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 11/09/2010


By: /s/ Brian W. Wixted
    ------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 11/09/2010